UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Conservative ETF Allocation Fund
Class A/MNEAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$42	0.80%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	7.23%	6.69%	4.88%	4.93%
Class A Shares - Excluding sales charges		10.54%	9.99%	5.52%	5.53%
Bloomberg U.S. Aggregate Bond Index[2]		3.50%	6.16%	(0.24)%	(0.19)%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Conservative Allocation Composite Index[5]		10.24%	12.38%	6.31%	6.31%
Morningstar Global Moderately Conservative Allocation Category Average[6]		9.88%	11.03%	5.86%	6.02%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$56,829,271%
Total number of portfolio holdings	18%
Portfolio turnover rate	41%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.0%
Equity Funds	41.6%
Short-Term Investments	15.7%
Other Assets, Less Liabilities	(11.3)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCEA10A-12/25
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
Class C/MNEKX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$82	1.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	9.16%	8.19%	4.72%	4.73%
Class C Shares - Excluding sales charges		10.16%	9.19%	4.72%	4.73%
Bloomberg U.S. Aggregate Bond Index[2]		3.50%	6.16%	(0.24)%	(0.19)%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Conservative Allocation Composite Index[5]		10.24%	12.38%	6.31%	6.31%
Morningstar Global Moderately Conservative Allocation Category Average[6]		9.88%	11.03%	5.86%	6.02%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$56,829,271%
Total number of portfolio holdings	18%
Portfolio turnover rate	41%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.0%
Equity Funds	41.6%
Short-Term Investments	15.7%
Other Assets, Less Liabilities	(11.3)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCEA10C-12/25
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
Class I/MNELX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$29	0.55%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	10.70%	10.28%	5.76%	5.79%
Bloomberg U.S. Aggregate Bond Index[2]		3.50%	6.16%	(0.24)%	(0.19)%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Conservative Allocation Composite Index[5]		10.24%	12.38%	6.31%	6.31%
Morningstar Global Moderately Conservative Allocation Category Average[6]		9.88%	11.03%	5.86%	6.02%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$56,829,271%
Total number of portfolio holdings	18%
Portfolio turnover rate	41%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.0%
Equity Funds	41.6%
Short-Term Investments	15.7%
Other Assets, Less Liabilities	(11.3)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCEA10I-12/25
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
Class R3/MNERX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$61	1.15%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	10.29%	9.57%	5.12%	5.14%
Bloomberg U.S. Aggregate Bond Index[2]		3.50%	6.16%	(0.24)%	(0.19)%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Conservative Allocation Composite Index[5]		10.24%	12.38%	6.31%	6.31%
Morningstar Global Moderately Conservative Allocation Category Average[6]		9.88%	11.03%	5.86%	6.02%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$56,829,271%
Total number of portfolio holdings	18%
Portfolio turnover rate	41%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.0%
Equity Funds	41.6%
Short-Term Investments	15.7%
Other Assets, Less Liabilities	(11.3)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCEA10R3-12/25
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
SIMPLE Class/MNEVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
SIMPLE Class	$56	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	10.44%	9.76%	5.26%	4.53%
Bloomberg U.S. Aggregate Bond Index[2]		3.50%	6.16%	(0.24)%	(0.32)%
S&P 500®Index[3]		23.60%	21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	10.46%
Conservative Allocation Composite Index[5]		10.24%	12.38%	6.31%	5.50%
Morningstar Global Moderately Conservative Allocation Category Average[6]		9.88%	11.03%	5.86%	5.21%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$56,829,271%
Total number of portfolio holdings	18%
Portfolio turnover rate	41%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.0%
Equity Funds	41.6%
Short-Term Investments	15.7%
Other Assets, Less Liabilities	(11.3)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCEA10SI-12/25
NYLI Conservative ETF Allocation Fund
NYLI CBRE Global Infrastructure Fund
Class A/VCRAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$65	1.25%
1.	Annualized
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/16/2013	(0.12)%	4.17%	7.27%	7.01%
Class A Shares - Excluding sales charges		5.69%	10.23%	8.49%	7.64%
MSCI World Index (Net)[2]		20.90%	22.02%	15.58%	11.79%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		5.69%	9.05%	8.52%	7.11%
Morningstar Infrastructure Category Average[4]		12.19%	16.14%	10.63%	7.82%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,368,435,550%
Total number of portfolio holdings	50%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.8%
Vinci SA	4.3%
Entergy Corp.	4.3%
Xcel Energy, Inc.	4.3%
WEC Energy Group, Inc.	4.3%
PPL Corp.	4.2%
Ferrovial SE	4.1%
Public Service Enterprise Group, Inc.	3.9%
Cheniere Energy, Inc.	3.8%
Atmos Energy Corp.	3.7%
* Excluding short-term investments
Top Countries
United States	61.4%
United Kingdom	5.0%
Japan	4.7%
Spain	4.3%
France	4.3%
Netherlands	4.1%
Mexico	4.0%
Canada	3.8%
Germany	2.7%
Switzerland	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBGI10A-12/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
Class C/VCRCX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$106	2.06%
1.	Annualized
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	2/28/2019	4.28%	8.34%	7.63%	6.25%
Class C Shares - Excluding sales charges		5.28%	9.34%	7.63%	6.25%
MSCI World Index (Net)[2]		20.90%	22.02%	15.58%	13.59%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		5.69%	9.05%	8.52%	6.27%
Morningstar Infrastructure Category Average[4]		12.19%	16.14%	10.63%	7.48%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,368,435,550%
Total number of portfolio holdings	50%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.8%
Vinci SA	4.3%
Entergy Corp.	4.3%
Xcel Energy, Inc.	4.3%
WEC Energy Group, Inc.	4.3%
PPL Corp.	4.2%
Ferrovial SE	4.1%
Public Service Enterprise Group, Inc.	3.9%
Cheniere Energy, Inc.	3.8%
Atmos Energy Corp.	3.7%
* Excluding short-term investments
Top Countries
United States	61.4%
United Kingdom	5.0%
Japan	4.7%
Spain	4.3%
France	4.3%
Netherlands	4.1%
Mexico	4.0%
Canada	3.8%
Germany	2.7%
Switzerland	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBGI10C-12/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
Class I/VCRIX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$50	0.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	6/28/2013	5.82%	10.50%	8.82%	7.96%
MSCI World Index (Net)[2]		20.90%	22.02%	15.58%	11.79%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		5.69%	9.05%	8.52%	7.11%
Morningstar Infrastructure Category Average[4]		12.19%	16.14%	10.63%	7.82%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,368,435,550%
Total number of portfolio holdings	50%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.8%
Vinci SA	4.3%
Entergy Corp.	4.3%
Xcel Energy, Inc.	4.3%
WEC Energy Group, Inc.	4.3%
PPL Corp.	4.2%
Ferrovial SE	4.1%
Public Service Enterprise Group, Inc.	3.9%
Cheniere Energy, Inc.	3.8%
Atmos Energy Corp.	3.7%
* Excluding short-term investments
Top Countries
United States	61.4%
United Kingdom	5.0%
Japan	4.7%
Spain	4.3%
France	4.3%
Netherlands	4.1%
Mexico	4.0%
Canada	3.8%
Germany	2.7%
Switzerland	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBGI10I-12/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
Class R6/VCRQX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$46	0.89%
1.	Annualized
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/24/2020	5.93%	10.65%	8.89%	5.24%
MSCI World Index (Net)[2]		20.90%	22.02%	15.58%	12.88%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		5.69%	9.05%	8.52%	4.30%
Morningstar Infrastructure Category Average[4]		12.19%	16.14%	10.63%	5.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,368,435,550%
Total number of portfolio holdings	50%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.8%
Vinci SA	4.3%
Entergy Corp.	4.3%
Xcel Energy, Inc.	4.3%
WEC Energy Group, Inc.	4.3%
PPL Corp.	4.2%
Ferrovial SE	4.1%
Public Service Enterprise Group, Inc.	3.9%
Cheniere Energy, Inc.	3.8%
Atmos Energy Corp.	3.7%
* Excluding short-term investments
Top Countries
United States	61.4%
United Kingdom	5.0%
Japan	4.7%
Spain	4.3%
France	4.3%
Netherlands	4.1%
Mexico	4.0%
Canada	3.8%
Germany	2.7%
Switzerland	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBGI10R6-12/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
Investor Class/VCRVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$68	1.31%
1.	Annualized
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	0.37%	4.63%	7.32%	3.75%
Investor Class Shares - Excluding sales charges		5.65%	10.13%	8.43%	4.79%
MSCI World Index (Net)[2]		20.90%	22.02%	15.58%	12.88%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		5.69%	9.05%	8.52%	4.30%
Morningstar Infrastructure Category Average[4]		12.19%	16.14%	10.63%	5.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,368,435,550%
Total number of portfolio holdings	50%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.8%
Vinci SA	4.3%
Entergy Corp.	4.3%
Xcel Energy, Inc.	4.3%
WEC Energy Group, Inc.	4.3%
PPL Corp.	4.2%
Ferrovial SE	4.1%
Public Service Enterprise Group, Inc.	3.9%
Cheniere Energy, Inc.	3.8%
Atmos Energy Corp.	3.7%
* Excluding short-term investments
Top Countries
United States	61.4%
United Kingdom	5.0%
Japan	4.7%
Spain	4.3%
France	4.3%
Netherlands	4.1%
Mexico	4.0%
Canada	3.8%
Germany	2.7%
Switzerland	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBGI10INV-12/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Real Estate Fund
Class A/CLARX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$60	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/20/2002	(5.11)%	(9.92)%	6.45%	3.56%
Class A Shares - Excluding sales charges		0.42%	(4.68)%	7.66%	4.17%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	14.08%
FTSE Nareit All Equity REITs Index[3]		1.48%	(2.61)%	7.22%	5.88%
CBRE Real Estate Tiered Index[4]		1.48%	(2.61)%	7.71%	4.96%
MSCI U.S. REIT®Index[5]		4.71%	(0.35)%	9.53%	5.85%
Morningstar Real Estate Category Average[6]		2.54%	(2.50)%	7.27%	4.97%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$221,535,834%
Total number of portfolio holdings	44%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	11.0%
Equinix, Inc.	9.9%
American Tower Corp.	7.7%
Prologis, Inc.	7.2%
Simon Property Group, Inc.	5.0%
VICI Properties, Inc.	4.3%
UDR, Inc.	3.2%
Iron Mountain, Inc.	2.9%
First Industrial Realty Trust, Inc.	2.9%
Brixmor Property Group, Inc.	2.8%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	20.0%
Technology Datacenters	14.3%
Net Lease Properties	11.6%
Industrial Properties	11.6%
Technology Towers	10.4%
Residential	8.9%
Enclosed Malls	6.3%
Community Shopping Centers	5.0%
Self Storage Property	4.5%
Office Buildings	4.1%
Other	3.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBRE10A-12/25
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
Class C/CRCRX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$97	1.92%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/17/2003	(0.96)%	(6.33)%	6.85%	3.41%
Class C Shares - Excluding sales charges		0.03%	(5.39)%	6.85%	3.41%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	14.08%
FTSE Nareit All Equity REITs Index[3]		1.48%	(2.61)%	7.22%	5.88%
CBRE Real Estate Tiered Index[4]		1.48%	(2.61)%	7.71%	4.96%
MSCI U.S. REIT®Index[5]		4.71%	(0.35)%	9.53%	5.85%
Morningstar Real Estate Category Average[6]		2.54%	(2.50)%	7.27%	4.97%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$221,535,834%
Total number of portfolio holdings	44%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	11.0%
Equinix, Inc.	9.9%
American Tower Corp.	7.7%
Prologis, Inc.	7.2%
Simon Property Group, Inc.	5.0%
VICI Properties, Inc.	4.3%
UDR, Inc.	3.2%
Iron Mountain, Inc.	2.9%
First Industrial Realty Trust, Inc.	2.9%
Brixmor Property Group, Inc.	2.8%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	20.0%
Technology Datacenters	14.3%
Net Lease Properties	11.6%
Industrial Properties	11.6%
Technology Towers	10.4%
Residential	8.9%
Enclosed Malls	6.3%
Community Shopping Centers	5.0%
Self Storage Property	4.5%
Office Buildings	4.1%
Other	3.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBRE10C-12/25
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
Class I/CRARX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$42	0.83%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/31/1996	0.56%	(4.31)%	8.04%	4.57%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	14.08%
FTSE Nareit All Equity REITs Index[3]		1.48%	(2.61)%	7.22%	5.88%
CBRE Real Estate Tiered Index[4]		1.48%	(2.61)%	7.71%	4.96%
MSCI U.S. REIT®Index[5]		4.71%	(0.35)%	9.53%	5.85%
Morningstar Real Estate Category Average[6]		2.54%	(2.50)%	7.27%	4.97%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$221,535,834%
Total number of portfolio holdings	44%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	11.0%
Equinix, Inc.	9.9%
American Tower Corp.	7.7%
Prologis, Inc.	7.2%
Simon Property Group, Inc.	5.0%
VICI Properties, Inc.	4.3%
UDR, Inc.	3.2%
Iron Mountain, Inc.	2.9%
First Industrial Realty Trust, Inc.	2.9%
Brixmor Property Group, Inc.	2.8%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	20.0%
Technology Datacenters	14.3%
Net Lease Properties	11.6%
Industrial Properties	11.6%
Technology Towers	10.4%
Residential	8.9%
Enclosed Malls	6.3%
Community Shopping Centers	5.0%
Self Storage Property	4.5%
Office Buildings	4.1%
Other	3.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBRE10I-12/25
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
Class R6/VREQX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$37	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	7/3/2014	0.61%	(4.22)%	8.15%	4.65%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	14.08%
FTSE Nareit All Equity REITs Index[3]		1.48%	(2.61)%	7.22%	5.88%
CBRE Real Estate Tiered Index[4]		1.48%	(2.61)%	7.71%	4.96%
MSCI U.S. REIT®Index[5]		4.71%	(0.35)%	9.53%	5.85%
Morningstar Real Estate Category Average[6]		2.54%	(2.50)%	7.27%	4.97%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$221,535,834%
Total number of portfolio holdings	44%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	11.0%
Equinix, Inc.	9.9%
American Tower Corp.	7.7%
Prologis, Inc.	7.2%
Simon Property Group, Inc.	5.0%
VICI Properties, Inc.	4.3%
UDR, Inc.	3.2%
Iron Mountain, Inc.	2.9%
First Industrial Realty Trust, Inc.	2.9%
Brixmor Property Group, Inc.	2.8%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	20.0%
Technology Datacenters	14.3%
Net Lease Properties	11.6%
Industrial Properties	11.6%
Technology Towers	10.4%
Residential	8.9%
Enclosed Malls	6.3%
Community Shopping Centers	5.0%
Self Storage Property	4.5%
Office Buildings	4.1%
Other	3.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBRE10R6-12/25
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
Investor Class/CRVRX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$63	1.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	(4.64)%	(9.45)%	6.52%	0.60%
Investor Class Shares - Excluding sales charges		0.38%	(4.69)%	7.62%	1.60%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	14.46%
FTSE Nareit All Equity REITs Index[3]		1.48%	(2.61)%	7.22%	1.98%
CBRE Real Estate Tiered Index[4]		1.48%	(2.61)%	7.71%	1.66%
MSCI U.S. REIT®Index[5]		4.71%	(0.35)%	9.53%	3.17%
Morningstar Real Estate Category Average[6]		2.54%	(2.50)%	7.27%	1.71%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$221,535,834%
Total number of portfolio holdings	44%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	11.0%
Equinix, Inc.	9.9%
American Tower Corp.	7.7%
Prologis, Inc.	7.2%
Simon Property Group, Inc.	5.0%
VICI Properties, Inc.	4.3%
UDR, Inc.	3.2%
Iron Mountain, Inc.	2.9%
First Industrial Realty Trust, Inc.	2.9%
Brixmor Property Group, Inc.	2.8%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	20.0%
Technology Datacenters	14.3%
Net Lease Properties	11.6%
Industrial Properties	11.6%
Technology Towers	10.4%
Residential	8.9%
Enclosed Malls	6.3%
Community Shopping Centers	5.0%
Self Storage Property	4.5%
Office Buildings	4.1%
Other	3.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSCBRE10INV-12/25
NYLI CBRE Real Estate Fund

NYLI Moderate ETF Allocation Fund
Class A/MDAAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$34	0.62%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	10.54%	9.66%	7.62%	7.73%
Class A Shares - Excluding sales charges		13.96%	13.05%	8.28%	8.34%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.19)%
Moderate Allocation Composite Index[6]		13.74%	15.55%	9.64%	9.60%
Morningstar Global Moderate Allocation Category Average[7]		12.94%	13.81%	8.65%	8.79%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$185,522,341%
Total number of portfolio holdings	18%
Portfolio turnover rate	39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.7%
Fixed Income Funds	34.5%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(3.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSMEA10A-12/25
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
Class C/MDAKX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$76	1.40%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	12.45%	11.10%	7.41%	7.48%
Class C Shares - Excluding sales charges		13.45%	12.10%	7.41%	7.48%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.19)%
Moderate Allocation Composite Index[6]		13.74%	15.55%	9.64%	9.60%
Morningstar Global Moderate Allocation Category Average[7]		12.94%	13.81%	8.65%	8.79%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$185,522,341%
Total number of portfolio holdings	18%
Portfolio turnover rate	39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.7%
Fixed Income Funds	34.5%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(3.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSMEA10C-12/25
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
Class I/MDAIX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$20	0.37%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	14.01%	13.26%	8.56%	8.63%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.19)%
Moderate Allocation Composite Index[6]		13.74%	15.55%	9.64%	9.60%
Morningstar Global Moderate Allocation Category Average[7]		12.94%	13.81%	8.65%	8.79%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$185,522,341%
Total number of portfolio holdings	18%
Portfolio turnover rate	39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.7%
Fixed Income Funds	34.5%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(3.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSMEA10I-12/25
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
Class R3/MDARX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$52	0.97%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	13.67%	12.57%	7.91%	7.97%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.19)%
Moderate Allocation Composite Index[6]		13.74%	15.55%	9.64%	9.60%
Morningstar Global Moderate Allocation Category Average[7]		12.94%	13.81%	8.65%	8.79%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$185,522,341%
Total number of portfolio holdings	18%
Portfolio turnover rate	39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.7%
Fixed Income Funds	34.5%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(3.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSMEA10R3-12/25
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
SIMPLE Class/MDAVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$49	0.90%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	13.77%	12.70%	7.92%	6.94%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	14.84%
S&P 500®Index[3]		23.60%	21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	10.46%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.32)%
Moderate Allocation Composite Index[6]		13.74%	15.55%	9.64%	8.44%
Morningstar Global Moderate Allocation Category Average[7]		12.94%	13.81%	8.65%	7.71%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$185,522,341%
Total number of portfolio holdings	18%
Portfolio turnover rate	39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.7%
Fixed Income Funds	34.5%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(3.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSMEA10SI-12/25
NYLI Moderate ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Class A/MOEAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$35	0.64%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	13.67%	11.69%	10.18%	10.38%
Class A Shares - Excluding sales charges		17.19%	15.14%	10.85%	11.02%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.19)%
Growth Allocation Composite Index[6]		17.32%	18.76%	13.00%	12.93%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		14.94%	16.31%	11.06%	11.17%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$167,345,897%
Total number of portfolio holdings	19%
Portfolio turnover rate	40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.5%
Fixed Income Funds	14.7%
Short-Term Investments	12.2%
Other Assets, Less Liabilities	(8.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSGEA10A-12/25
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Class C/MOECX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$76	1.40%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	15.70%	13.35%	10.03%	10.18%
Class C Shares - Excluding sales charges		16.70%	14.35%	10.03%	10.18%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.19)%
Growth Allocation Composite Index[6]		17.32%	18.76%	13.00%	12.93%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		14.94%	16.31%	11.06%	11.17%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$167,345,897%
Total number of portfolio holdings	19%
Portfolio turnover rate	40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.5%
Fixed Income Funds	14.7%
Short-Term Investments	12.2%
Other Assets, Less Liabilities	(8.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSGEA10C-12/25
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Class I/MOEIX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$21	0.39%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	17.30%	15.50%	11.13%	11.29%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.19)%
Growth Allocation Composite Index[6]		17.32%	18.76%	13.00%	12.93%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		14.94%	16.31%	11.06%	11.17%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$167,345,897%
Total number of portfolio holdings	19%
Portfolio turnover rate	40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.5%
Fixed Income Funds	14.7%
Short-Term Investments	12.2%
Other Assets, Less Liabilities	(8.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSGEA10I-12/25
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Class R3/MOERX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$54	0.99%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	16.95%	14.76%	10.48%	10.63%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.19)%
Growth Allocation Composite Index[6]		17.32%	18.76%	13.00%	12.93%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		14.94%	16.31%	11.06%	11.17%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$167,345,897%
Total number of portfolio holdings	19%
Portfolio turnover rate	40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.5%
Fixed Income Funds	14.7%
Short-Term Investments	12.2%
Other Assets, Less Liabilities	(8.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSGEA10R3-12/25
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
SIMPLE Class/MOEVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$49	0.90%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	17.07%	14.89%	10.58%	9.34%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	14.84%
S&P 500®Index[3]		23.60%	21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	10.46%
Bloomberg U.S. Aggregate Bond Index[5]		3.50%	6.16%	(0.24)%	(0.32)%
Growth Allocation Composite Index[6]		17.32%	18.76%	13.00%	11.39%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		14.94%	16.31%	11.06%	9.95%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$167,345,897%
Total number of portfolio holdings	19%
Portfolio turnover rate	40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.5%
Fixed Income Funds	14.7%
Short-Term Investments	12.2%
Other Assets, Less Liabilities	(8.4)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSGEA10SI-12/25
NYLI Growth ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Class A/MWFAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$37	0.67%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	16.92%	13.87%	11.89%	12.25%
Class A Shares - Excluding sales charges		20.54%	17.40%	12.58%	12.90%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Equity Allocation Composite Index[5]		20.98%	22.01%	16.39%	16.28%
Morningstar Global Aggressive Allocation Category Average[6]		15.34%	17.63%	12.16%	12.46%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$133,086,371%
Total number of portfolio holdings	12%
Portfolio turnover rate	37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%
Short-Term Investments	1.2%
Other Assets, Less Liabilities	(0.9)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSEEA10A-12/25
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Class C/MWFCX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$79	1.43%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	19.04%	15.46%	11.73%	12.04%
Class C Shares - Excluding sales charges		20.04%	16.46%	11.73%	12.04%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Equity Allocation Composite Index[5]		20.98%	22.01%	16.39%	16.28%
Morningstar Global Aggressive Allocation Category Average[6]		15.34%	17.63%	12.16%	12.46%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$133,086,371%
Total number of portfolio holdings	12%
Portfolio turnover rate	37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%
Short-Term Investments	1.2%
Other Assets, Less Liabilities	(0.9)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSEEA10C-12/25
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Class I/MWFIX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$23	0.42%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	20.65%	17.61%	12.85%	13.17%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Equity Allocation Composite Index[5]		20.98%	22.01%	16.39%	16.28%
Morningstar Global Aggressive Allocation Category Average[6]		15.34%	17.63%	12.16%	12.46%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$133,086,371%
Total number of portfolio holdings	12%
Portfolio turnover rate	37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%
Short-Term Investments	1.2%
Other Assets, Less Liabilities	(0.9)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSEEA10I-12/25
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Class R3/MWFQX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$57	1.02%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	20.27%	16.99%	12.19%	12.51%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	17.06%
S&P 500®Index[3]		23.60%	21.45%	17.64%	17.74%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	11.64%
Equity Allocation Composite Index[5]		20.98%	22.01%	16.39%	16.28%
Morningstar Global Aggressive Allocation Category Average[6]		15.34%	17.63%	12.16%	12.46%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$133,086,371%
Total number of portfolio holdings	12%
Portfolio turnover rate	37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%
Short-Term Investments	1.2%
Other Assets, Less Liabilities	(0.9)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSEEA10R3-12/25
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
SIMPLE Class/MWFVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$51	0.93%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	20.34%	17.05%	12.28%	10.80%
Russell 3000®Index[2]		23.47%	20.81%	16.74%	14.84%
S&P 500®Index[3]		23.60%	21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[4]		13.29%	23.03%	12.33%	10.46%
Equity Allocation Composite Index[5]		20.98%	22.01%	16.39%	14.35%
Morningstar Global Aggressive Allocation Category Average[6]		15.34%	17.63%	12.16%	10.91%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$133,086,371%
Total number of portfolio holdings	12%
Portfolio turnover rate	37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%
Short-Term Investments	1.2%
Other Assets, Less Liabilities	(0.9)%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSEEA10SI-12/25
NYLI Equity ETF Allocation Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI CBRE Global Infrastructure Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - October 31, 2025

Portfolio of Investments October 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Australia 1.4%
Atlas Arteria Ltd. (Transportation)	872,965	$ 2,775,940
Transurban Group (Transportation)	1,682,140	15,937,038
		18,712,978
Belgium 0.7%
Elia Group SA/NV (Utilities)	84,211	10,143,377
Canada 3.8%
Canadian Pacific Kansas City Ltd. (Transportation)	409,102	29,439,709
Pembina Pipeline Corp. (Midstream / Pipelines)	181,853	6,879,698
TC Energy Corp. (Midstream / Pipelines)	312,420	15,677,245
		51,996,652
France 4.3%
Vinci SA (Transportation)	441,249	58,947,396
Germany 2.7%
E.ON SE (Utilities)	2,001,729	37,239,708
Italy 0.9%
Infrastrutture Wireless Italiane SpA (Communications)	1,092,359	11,993,000
Japan 4.7%
Chubu Electric Power Co., Inc. (Utilities)	455,000	6,332,977
East Japan Railway Co. (Transportation)	234,700	5,720,156
Kansai Electric Power Co., Inc. (The) (Utilities)	580,300	9,065,422
Kyushu Electric Power Co., Inc. (Utilities)	1,129,700	11,105,675
West Japan Railway Co. (Transportation)	1,560,026	31,998,197
		64,222,427
Mexico 4.0%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	1,348,788	16,620,907
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	1,518,571	31,654,708
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	204,392	6,182,752
		54,458,367
	Shares	Value

Netherlands 4.1%
Ferrovial SE (Transportation)	909,865	$ 55,793,814
New Zealand 0.6%
Auckland International Airport Ltd. (Transportation)	1,673,924	7,778,172
Spain 4.3%
Aena SME SA (Transportation)	1,622,662	44,047,010
Cellnex Telecom SA (Communications)	488,825	15,229,895
		59,276,905
Switzerland 1.6%
Flughafen Zurich AG (Registered) (Transportation)	76,657	22,594,645
United Kingdom 5.0%
National Grid plc (Utilities)	1,181,522	17,694,686
Pennon Group plc (Utilities)	2,663,155	18,140,172
Severn Trent plc (Utilities)	642,944	23,489,314
SSE plc (Utilities)	357,879	9,007,991
		68,332,163
United States 60.2%
AES Corp. (The) (Utilities)	2,554,381	35,429,264
American Tower Corp. (Communications)	92,131	16,489,606
Atmos Energy Corp. (Utilities)	295,722	50,781,382
California Water Service Group (Utilities)	258,005	11,450,262
Cheniere Energy, Inc. (Midstream / Pipelines)	247,375	52,443,500
Chesapeake Utilities Corp. (Utilities)	68,663	8,739,427
CMS Energy Corp. (Utilities)	538,726	39,623,297
Consolidated Edison, Inc. (Utilities)	136,717	13,317,603
Constellation Energy Corp. (Utilities)	17,904	6,749,808
CSX Corp. (Transportation)	183,609	6,613,596
Entergy Corp. (Utilities)	610,807	58,692,445
Equinix, Inc. (Communications)	45,502	38,495,147
Essential Utilities, Inc. (Utilities)	882,371	34,438,940
NextEra Energy, Inc. (Utilities)	429,896	34,993,534
OGE Energy Corp. (Utilities)	695,020	30,678,183
PG&E Corp. (Utilities)	2,168,939	34,616,266
PPL Corp. (Utilities)	1,587,182	57,963,887
Public Service Enterprise Group, Inc. (Utilities)	663,396	53,443,182
Targa Resources Corp. (Midstream / Pipelines)	216,476	33,345,963
Union Pacific Corp. (Transportation)	298,575	65,796,973
WEC Energy Group, Inc. (Utilities)	522,786	58,410,880

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
United States (continued)
Williams Cos., Inc. (The) (Midstream / Pipelines)	389,096	$ 22,516,985
Xcel Energy, Inc. (Utilities)	720,609	58,491,833
		823,521,963
Total Common Stocks (Cost $1,279,856,597)		1,345,011,567
Short-Term Investment 1.2%
Affiliated Investment Company 1.2%
United States 1.2%
NYLI U.S. Government Liquidity Fund, 3.895% (a)	16,537,390	16,537,390
Total Short-Term Investment (Cost $16,537,390)		16,537,390
Total Investments (Cost $1,296,393,987)	99.5%	1,361,548,957
Other Assets, Less Liabilities	0.5	6,886,593
Net Assets	100.0%	$ 1,368,435,550

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of October 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,299	$ 253,590	$ (253,352)	$ —	$ —	$ 16,537	$ 427	$ —	16,537

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI CBRE Global Infrastructure Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,345,011,567	$ —	$ —	$ 1,345,011,567
Short-Term Investment
Affiliated Investment Company	16,537,390	—	—	16,537,390
Total Investments in Securities	$ 1,361,548,957	$ —	$ —	$ 1,361,548,957

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Fund’s investments by sector.
Sector Diversification
	Value	Percent †^
Utilities	$730,039,515	53.4%
Transportation	401,901,013	29.4
Midstream / Pipelines	130,863,391	9.5
Communications	82,207,648	6.0
	1,345,011,567	98.3
Short-Term Investment	16,537,390	1.2
Other Assets, Less Liabilities	6,886,593	0.5
Net Assets	$1,368,435,550	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,279,856,597)	$1,345,011,567
Investment in affiliated investment companies, at value (identified cost $16,537,390)	16,537,390
Cash denominated in foreign currencies (identified cost $55,317)	55,314
Receivables:
Fund shares sold	4,626,382
Investment securities sold	3,276,212
Dividends	2,476,518
Securities lending	7,465
Other assets	63,530
Total assets	1,372,054,378
Liabilities
Due to custodian	55,400
Payables:
Investment securities purchased	1,919,382
Manager (See Note 3)	936,330
Fund shares redeemed	361,214
Transfer agent (See Note 3)	221,263
Professional fees	39,598
NYLIFE Distributors (See Note 3)	29,348
Shareholder communication	23,048
Custodian	12,952
Accrued expenses	20,293
Total liabilities	3,618,828
Net assets	$1,368,435,550
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$93,268
Additional paid-in-capital	1,510,160,326
1,510,253,594
Total distributable earnings (loss)	(141,818,044)
Net assets	$1,368,435,550
Class A
Net assets applicable to outstanding shares	$84,396,769
Shares of beneficial interest outstanding	5,757,822
Net asset value per share outstanding	$14.66
Maximum sales charge (5.50% of offering price)	0.85
Maximum offering price per share outstanding	$15.51
Investor Class
Net assets applicable to outstanding shares	$1,797,909
Shares of beneficial interest outstanding	122,699
Net asset value per share outstanding	$14.65
Maximum sales charge (5.00% of offering price)	0.77
Maximum offering price per share outstanding	$15.42
Class C
Net assets applicable to outstanding shares	$12,322,176
Shares of beneficial interest outstanding	844,716
Net asset value and offering price per share outstanding	$14.59
Class I
Net assets applicable to outstanding shares	$1,149,122,551
Shares of beneficial interest outstanding	78,312,580
Net asset value and offering price per share outstanding	$14.67
Class R6
Net assets applicable to outstanding shares	$120,796,145
Shares of beneficial interest outstanding	8,230,520
Net asset value and offering price per share outstanding	$14.68

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI CBRE Global Infrastructure Fund

Statement of Operations for the six months ended October 31, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$17,479,982
Dividends-affiliated	427,080
Securities lending, net	13,407
Total income	17,920,469
Expenses
Manager (See Note 3)	4,790,389
Transfer agent (See Note 3)	586,326
Distribution/Service—Class A (See Note 3)	104,784
Distribution/Service—Investor Class (See Note 3)	2,392
Distribution/Service—Class C (See Note 3)	63,353
Registration	48,699
Professional fees	45,155
Custodian	33,577
Shareholder communication	26,445
Trustees	10,668
Miscellaneous	37,712
Total expenses before waiver/reimbursement	5,749,500
Expense waiver/reimbursement from Manager (See Note 3)	(132,535)
Net expenses	5,616,965
Net investment income (loss)	12,303,504
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	44,000,501
Foreign currency transactions	(137,699)
Net realized gain (loss)	43,862,802
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	749,211
Translation of other assets and liabilities in foreign currencies	(39,095)
Net change in unrealized appreciation (depreciation)	710,116
Net realized and unrealized gain (loss)	44,572,918
Net increase (decrease) in net assets resulting from operations	$56,876,422
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended October 31, 2025 (Unaudited) and the year ended April 30, 2025
	Six months ended October 31, 2025	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$12,303,504	$18,282,511
Net realized gain (loss)	43,862,802	37,008,417
Net change in unrealized appreciation (depreciation)	710,116	94,107,134
Net increase (decrease) in net assets resulting from operations	56,876,422	149,398,062
Distributions to shareholders:
Class A	(954,528)	(1,259,885)
Investor Class	(20,604)	(28,757)
Class C	(92,713)	(105,530)
Class I	(10,760,261)	(14,616,601)
Class R6	(1,370,394)	(110,528)
Total distributions to shareholders	(13,198,500)	(16,121,301)
Capital share transactions:
Net proceeds from sales of shares	637,593,127	249,807,490
Net asset value of shares issued to shareholders in reinvestment of distributions	10,682,894	14,464,397
Cost of shares redeemed	(228,267,243)	(302,613,953)
Increase (decrease) in net assets derived from capital share transactions	420,008,778	(38,342,066)
Net increase (decrease) in net assets	463,686,700	94,934,695
Net Assets
Beginning of period	904,748,850	809,814,155
End of period	$1,368,435,550	$904,748,850
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Class A	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.03	$12.00	$12.80	$13.11	$12.81	$10.39
Net investment income (loss) (a)	0.15	0.25	0.25	0.19	0.23	0.16
Net realized and unrealized gain (loss)	0.65	2.00	(0.76)	(0.17)	0.26	2.42
Total from investment operations	0.80	2.25	(0.51)	0.02	0.49	2.58
Less distributions:
From net investment income	(0.17)	(0.22)	(0.27)	(0.21)	(0.19)	(0.16)
From net realized gain on investments	—	—	—	(0.12)	—	—
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.17)	(0.22)	(0.29)	(0.33)	(0.19)	(0.16)
Net asset value at end of period	$14.66	$14.03	$12.00	$12.80	$13.11	$12.81
Total investment return (b)	5.69%	18.88%	(3.95)%	0.33%	3.91%	25.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.06%††	1.89%	2.10%	1.50%	1.75%	1.35%
Net expenses (c)	1.25%††	1.24%	1.28%(d)	1.27%	1.26%	1.29%
Expenses (before waiver/reimbursement) (c)	1.25%††	1.24%	1.28%(d)	1.27%	1.26%	1.35%
Portfolio turnover rate	34%	81%	47%	43%	32%	51%
Net assets at end of period (in 000’s)	$84,397	$80,100	$74,696	$102,258	$88,715	$45,642

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Investor Class	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.02	$11.99	$12.80	$13.11	$12.80	$10.38
Net investment income (loss) (a)	0.15	0.24	0.24	0.19	0.23	0.13
Net realized and unrealized gain (loss)	0.64	1.99	(0.76)	(0.17)	0.26	2.43
Total from investment operations	0.79	2.23	(0.52)	0.02	0.49	2.56
Less distributions:
From net investment income	(0.16)	(0.20)	(0.27)	(0.21)	(0.18)	(0.14)
From net realized gain on investments	—	—	—	(0.12)	—	—
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.16)	(0.20)	(0.29)	(0.33)	(0.18)	(0.14)
Net asset value at end of period	$14.65	$14.02	$11.99	$12.80	$13.11	$12.80
Total investment return (b)	5.65%	18.78%	(4.09)%	0.34%	3.85%	24.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.06%††	1.81%	2.02%	1.49%	1.77%	1.11%
Net expenses (c)	1.31%††	1.33%	1.35%(d)	1.29%	1.31%	1.45%
Expenses (before waiver/reimbursement) (c)	1.31%††	1.33%	1.35%(d)	1.29%	1.31%	1.76%
Portfolio turnover rate	34%	81%	47%	43%	32%	51%
Net assets at end of period (in 000's)	$1,798	$1,912	$1,830	$2,338	$2,430	$2,159

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Class C	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.96	$11.94	$12.74	$13.04	$12.75	$10.37
Net investment income (loss) (a)	0.09	0.14	0.16	0.09	0.12	0.06
Net realized and unrealized gain (loss)	0.64	1.99	(0.77)	(0.16)	0.27	2.42
Total from investment operations	0.73	2.13	(0.61)	(0.07)	0.39	2.48
Less distributions:
From net investment income	(0.10)	(0.11)	(0.18)	(0.11)	(0.10)	(0.10)
From net realized gain on investments	—	—	—	(0.12)	—	—
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.10)	(0.11)	(0.19)	(0.23)	(0.10)	(0.10)
Net asset value at end of period	$14.59	$13.96	$11.94	$12.74	$13.04	$12.75
Total investment return (b)	5.28%	17.89%	(4.76)%	(0.42)%	3.11%	24.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.27%††	1.06%	1.32%	0.74%	0.89%	0.52%
Net expenses (c)	2.06%††	2.08%(d)	2.08%(e)	2.04%	2.06%	2.08%
Expenses (before waiver/reimbursement) (c)	2.06%††	2.08%	2.10%(e)	2.04%	2.06%	2.51%
Portfolio turnover rate	34%	81%	47%	43%	32%	51%
Net assets at end of period (in 000’s)	$12,322	$12,743	$12,951	$20,401	$24,119	$11,522

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Class I	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.04	$12.01	$12.81	$13.12	$12.82	$10.39
Net investment income (loss) (a)	0.16	0.29	0.31	0.22	0.27	0.21
Net realized and unrealized gain (loss)	0.65	1.99	(0.78)	(0.16)	0.26	2.41
Total from investment operations	0.81	2.28	(0.47)	0.06	0.53	2.62
Less distributions:
From net investment income	(0.18)	(0.25)	(0.31)	(0.25)	(0.23)	(0.19)
From net realized gain on investments	—	—	—	(0.12)	—	—
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.18)	(0.25)	(0.33)	(0.37)	(0.23)	(0.19)
Net asset value at end of period	$14.67	$14.04	$12.01	$12.81	$13.12	$12.82
Total investment return (b)	5.82%	19.20%	(3.64)%	0.63%	4.19%	25.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.22%††	2.17%	2.57%	1.79%	2.09%	1.78%
Net expenses (c)	0.97%††	0.97%	0.97%(d)	0.97%	0.97%	0.97%
Expenses (before waiver/reimbursement) (c)	1.00%††	0.99%	1.03%(d)	1.02%	1.01%	1.10%
Portfolio turnover rate	34%	81%	47%	43%	32%	51%
Net assets at end of period (in 000’s)	$1,149,123	$795,156	$719,566	$1,982,388	$1,527,548	$465,299

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Class R6	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.04	$12.01	$12.82	$13.12	$12.82	$10.39
Net investment income (loss) (a)	0.15	0.28	0.30	0.23	0.35	0.17
Net realized and unrealized gain (loss)	0.68	2.01	(0.77)	(0.15)	0.19	2.45
Total from investment operations	0.83	2.29	(0.47)	0.08	0.54	2.62
Less distributions:
From net investment income	(0.19)	(0.26)	(0.32)	(0.26)	(0.24)	(0.19)
From net realized gain on investments	—	—	—	(0.12)	—	—
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.19)	(0.26)	(0.34)	(0.38)	(0.24)	(0.19)
Net asset value at end of period	$14.68	$14.04	$12.01	$12.82	$13.12	$12.82
Total investment return (b)	5.93%	19.25%	(3.65)%	0.78%	4.23%	25.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.02%††	2.11%	2.47%	1.80%	2.63%	1.47%
Net expenses (c)	0.89%††	0.90%	0.92%(d)	0.89%	0.91%	0.95%
Expenses (before waiver/reimbursement) (c)	0.89%††	0.90%	0.92%(d)	0.89%	0.91%	1.02%
Portfolio turnover rate	34%	81%	47%	43%	32%	51%
Net assets at end of period (in 000’s)	$120,796	$14,838	$771	$878	$10,541	$350

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI CBRE Global Infrastructure Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	October 16, 2013
Investor Class	February 24, 2020
Class C	February 28, 2019
Class I	June 28, 2013
Class R6	February 24, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing

14	NYLI CBRE Global Infrastructure Fund

inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a
15

Notes to Financial Statements (Unaudited) (continued)
market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends

16	NYLI CBRE Global Infrastructure Fund

and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
The Fund may also invest up to 25% of its net assets in master limited partnerships.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and
17

Notes to Financial Statements (Unaudited) (continued)
less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.85% on assets up to $3 billion and 0.84% on assets over $3 billion. During the six-month period ended October 31, 2025, the effective management fee rate was 0.85% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%; and Class R6, 0.95%. This agreement will remain in effect until August 31, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $4,790,389 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $132,535 and paid the Subadvisor fees in the amount of $2,328,927.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C

18	NYLI CBRE Global Infrastructure Fund

shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended October 31, 2025, were $9,370 and $146, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended October 31, 2025, of $141.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$46,776	$—
Investor Class	1,627	—
Class C	10,759	—
Class I	525,255	—
Class R6	1,909	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$33,441	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,301,421,199	$96,895,462	$(36,767,704)	$60,127,758
As of April 30, 2025, for federal income tax purposes, capital loss carryforwards of $210,581,712 of the total $246,689,657 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Total Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$141,911	$104,779
During the year ended April 30, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$16,121,301
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with
19

Notes to Financial Statements (Unaudited) (continued)
an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $782,289 and $370,524, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2025 and the year ended April 30, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	650,367	$9,399,454
Shares issued to shareholders in reinvestment of distributions	63,302	912,428
Shares redeemed	(681,782)	(9,837,419)
Net increase (decrease) in shares outstanding before conversion	31,887	474,463
Shares converted into Class A (See Note 1)	17,109	245,457
Shares converted from Class A (See Note 1)	(1,020)	(14,398)
Net increase (decrease)	47,976	$705,522
Year ended April 30, 2025:
Shares sold	964,722	$12,809,724
Shares issued to shareholders in reinvestment of distributions	92,201	1,201,826
Shares redeemed	(1,505,479)	(19,828,381)
Net increase (decrease) in shares outstanding before conversion	(448,556)	(5,816,831)
Shares converted into Class A (See Note 1)	13,763	185,887
Shares converted from Class A (See Note 1)	(81,467)	(1,028,031)
Net increase (decrease)	(516,260)	$(6,658,975)

Investor Class	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	9,325	$133,599
Shares issued to shareholders in reinvestment of distributions	1,405	20,226
Shares redeemed	(11,005)	(159,618)
Net increase (decrease) in shares outstanding before conversion	(275)	(5,793)
Shares converted into Investor Class (See Note 1)	497	7,116
Shares converted from Investor Class (See Note 1)	(13,864)	(197,103)
Net increase (decrease)	(13,642)	$(195,780)
Year ended April 30, 2025:
Shares sold	4,893	$66,181
Shares issued to shareholders in reinvestment of distributions	2,170	28,206
Shares redeemed	(19,121)	(250,134)
Net increase (decrease) in shares outstanding before conversion	(12,058)	(155,747)
Shares converted into Investor Class (See Note 1)	3,169	42,216
Shares converted from Investor Class (See Note 1)	(7,398)	(99,505)
Net increase (decrease)	(16,287)	$(213,036)

20	NYLI CBRE Global Infrastructure Fund

Class C	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	42,551	$614,937
Shares issued to shareholders in reinvestment of distributions	6,264	89,471
Shares redeemed	(116,363)	(1,668,956)
Net increase (decrease) in shares outstanding before conversion	(67,548)	(964,548)
Shares converted from Class C (See Note 1)	(500)	(7,116)
Net increase (decrease)	(68,048)	$(971,664)
Year ended April 30, 2025:
Shares sold	56,151	$732,384
Shares issued to shareholders in reinvestment of distributions	8,064	103,180
Shares redeemed	(233,003)	(3,049,137)
Net increase (decrease) in shares outstanding before conversion	(168,788)	(2,213,573)
Shares converted from Class C (See Note 1)	(3,186)	(42,216)
Net increase (decrease)	(171,974)	$(2,255,789)

Class I	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	41,362,337	$601,465,658
Shares issued to shareholders in reinvestment of distributions	589,234	8,519,377
Shares redeemed	(14,734,559)	(213,285,457)
Net increase (decrease) in shares outstanding before conversion	27,217,012	396,699,578
Shares converted into Class I (See Note 1)	1,018	14,398
Shares converted from Class I (See Note 1)	(5,532,694)	(78,302,239)
Net increase (decrease)	21,685,336	$318,411,737
Year ended April 30, 2025:
Shares sold	16,777,885	$221,188,281
Shares issued to shareholders in reinvestment of distributions	997,438	13,022,006
Shares redeemed	(21,138,148)	(277,729,603)
Net increase (decrease) in shares outstanding before conversion	(3,362,825)	(43,519,316)
Shares converted into Class I (See Note 1)	81,378	1,028,031
Shares converted from Class I (See Note 1)	(6,363)	(86,382)
Net increase (decrease)	(3,287,810)	$(42,577,667)

Class R6	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	1,796,254	$25,979,479
Shares issued to shareholders in reinvestment of distributions	78,933	1,141,392
Shares redeemed	(229,678)	(3,315,793)
Net increase (decrease) in shares outstanding before conversion	1,645,509	23,805,078
Shares converted into Class R6 (See Note 1)	5,528,409	78,253,885
Net increase (decrease)	7,173,918	$102,058,963
Year ended April 30, 2025:
Shares sold	1,115,112	$15,010,920
Shares issued to shareholders in reinvestment of distributions	8,118	109,179
Shares redeemed	(130,798)	(1,756,698)
Net increase (decrease)	992,432	$13,363,401

Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

NYLI CBRE Real Estate Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - October 31, 2025

Portfolio of Investments October 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Community Shopping Centers 5.0%
Brixmor Property Group, Inc.	240,403	$ 6,288,943
Regency Centers Corp.	57,273	3,948,973
Urban Edge Properties	43,039	827,640
		11,065,556
Enclosed Malls 6.3%
Simon Property Group, Inc.	63,224	11,112,250
Tanger, Inc.	84,160	2,740,250
		13,852,500
Healthcare Facilities 20.0%
Alexandria Real Estate Equities, Inc.	22,143	1,289,165
American Healthcare REIT, Inc.	71,418	3,236,664
Healthpeak Properties, Inc.	255,660	4,589,097
Omega Healthcare Investors, Inc.	113,174	4,756,703
Ventas, Inc.	82,701	6,102,507
Welltower, Inc.	134,949	24,431,167
		44,405,303
Hotels 1.6%
Ryman Hospitality Properties, Inc.	15,961	1,387,171
Sunstone Hotel Investors, Inc.	249,399	2,207,181
		3,594,352
Industrial Properties 11.6%
EastGroup Properties, Inc.	19,524	3,407,524
First Industrial Realty Trust, Inc.	113,954	6,299,377
Prologis, Inc.	128,259	15,915,659
		25,622,560
Net Lease Properties 11.6%
Essential Properties Realty Trust, Inc.	135,167	4,038,790
Getty Realty Corp.	42,233	1,158,451
NETSTREIT Corp. (a)	99,140	1,845,987
Realty Income Corp.	61,291	3,553,652
STAG Industrial, Inc.	147,658	5,650,872
VICI Properties, Inc.	318,128	9,540,659
		25,788,411
Office Buildings 4.1%
BXP, Inc.	40,905	2,912,027
COPT Defense Properties	66,958	1,886,207
Cousins Properties, Inc.	25,577	663,212
Vornado Realty Trust	94,225	3,574,896
		9,036,342
Residential 8.9%
American Homes 4 Rent, Class A	145,895	4,610,282
Camden Property Trust	10,837	1,078,065
	Shares	Value

Residential (continued)
Elme Communities	81,748	$ 1,344,754
Equity LifeStyle Properties, Inc.	15,838	966,910
Equity Residential	35,909	2,134,431
Invitation Homes, Inc.	39,408	1,109,335
UDR, Inc.	213,072	7,178,396
Veris Residential, Inc.	90,709	1,302,581
		19,724,754
Self Storage Property 4.5%
CubeSmart	119,153	4,488,494
Extra Space Storage, Inc.	40,593	5,420,789
		9,909,283
Technology Datacenters 14.3%
Digital Realty Trust, Inc.	19,572	3,335,264
Equinix, Inc.	25,869	21,885,432
Iron Mountain, Inc.	63,442	6,531,354
		31,752,050
Technology Towers 10.4%
American Tower Corp.	95,778	17,142,346
SBA Communications Corp.	31,331	5,999,260
		23,141,606
Timber 1.2%
Weyerhaeuser Co.	113,482	2,610,086
Total Common Stocks (Cost $204,084,878)		220,502,803
Short-Term Investments 1.3%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.895% (b)	885,599	885,599
Unaffiliated Investment Company 0.9%
Invesco Government & Agency Portfolio, 4.083% (b)(c)	1,901,488	1,901,488
Total Short-Term Investments (Cost $2,787,087)		2,787,087
Total Investments (Cost $206,871,965)	100.8%	223,289,890
Other Assets, Less Liabilities	(0.8)	(1,754,056)
Net Assets	100.0%	$ 221,535,834

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^(Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $1,845,968. The Fund received cash collateral with a value of $1,901,488. (See Note 2(H))
(b)	Current yield as of October 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 114	$ 16,221	$ (15,449)	$ —	$ —	$ 886	$ 21	$ —	886

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 220,502,803	$ —	$ —	$ 220,502,803
Short-Term Investments
Affiliated Investment Company	885,599	—	—	885,599
Unaffiliated Investment Company	1,901,488	—	—	1,901,488
Total Short-Term Investments	2,787,087	—	—	2,787,087
Total Investments in Securities	$ 223,289,890	$ —	$ —	$ 223,289,890

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI CBRE Real Estate Fund

Statement of Assets and Liabilities as of October 31, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $205,986,366) including securities on loan of $1,845,968	$222,404,291
Investment in affiliated investment companies, at value (identified cost $885,599)	885,599
Receivables:
Investment securities sold	347,301
Fund shares sold	197,212
Dividends	69,513
Securities lending	550
Other assets	40,396
Total assets	223,944,862
Liabilities
Cash collateral received for securities on loan	1,901,488
Payables:
Fund shares redeemed	176,906
Transfer agent (See Note 3)	134,740
Manager (See Note 3)	91,856
Professional fees	47,422
NYLIFE Distributors (See Note 3)	23,070
Shareholder communication	20,315
Custodian	5,977
Trustees	104
Accrued expenses	7,150
Total liabilities	2,409,028
Net assets	$221,535,834
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$24,342
Additional paid-in-capital	216,700,682
216,725,024
Total distributable earnings (loss)	4,810,810
Net assets	$221,535,834
Class A
Net assets applicable to outstanding shares	$102,779,175
Shares of beneficial interest outstanding	12,806,919
Net asset value per share outstanding	$8.03
Maximum sales charge (5.50% of offering price)	0.47
Maximum offering price per share outstanding	$8.50
Investor Class
Net assets applicable to outstanding shares	$191,760
Shares of beneficial interest outstanding	23,945
Net asset value per share outstanding	$8.01
Maximum sales charge (5.00% of offering price)	0.42
Maximum offering price per share outstanding	$8.43
Class C
Net assets applicable to outstanding shares	$1,017,698
Shares of beneficial interest outstanding	106,011
Net asset value and offering price per share outstanding	$9.60
Class I
Net assets applicable to outstanding shares	$104,065,083
Shares of beneficial interest outstanding	10,096,887
Net asset value and offering price per share outstanding	$10.31
Class R6
Net assets applicable to outstanding shares	$13,482,118
Shares of beneficial interest outstanding	1,308,109
Net asset value and offering price per share outstanding	$10.31

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended October 31, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$4,396,316
Dividends-affiliated	20,680
Securities lending, net	1,536
Total income	4,418,532
Expenses
Manager (See Note 3)	867,494
Transfer agent (See Note 3)	365,739
Distribution/Service—Class A (See Note 3)	134,326
Distribution/Service—Investor Class (See Note 3)	249
Distribution/Service—Class C (See Note 3)	5,481
Registration	37,910
Professional fees	31,947
Shareholder communication	26,429
Custodian	14,460
Trustees	2,870
Miscellaneous	8,080
Total expenses before waiver/reimbursement	1,494,985
Expense waiver/reimbursement from Manager (See Note 3)	(346,928)
Net expenses	1,148,057
Net investment income (loss)	3,270,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	14,461,389
Foreign currency transactions	(4,341)
Net realized gain (loss)	14,457,048
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(16,499,468)
Translation of other assets and liabilities in foreign currencies	101
Net change in unrealized appreciation (depreciation)	(16,499,367)
Net realized and unrealized gain (loss)	(2,042,319)
Net increase (decrease) in net assets resulting from operations	$1,228,156
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI CBRE Real Estate Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2025 (Unaudited) and the year ended April 30, 2025
	Six months ended October 31, 2025	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,270,475	$5,360,605
Net realized gain (loss)	14,457,048	7,482,033
Net change in unrealized appreciation (depreciation)	(16,499,367)	19,539,802
Net increase (decrease) in net assets resulting from operations	1,228,156	32,382,440
Distributions to shareholders:
Class A	(1,223,857)	(2,653,004)
Investor Class	(2,228)	(4,481)
Class C	(5,918)	(20,214)
Class I	(1,118,128)	(2,598,517)
Class R6	(153,787)	(369,099)
	(2,503,918)	(5,645,315)
Distributions to shareholders from return of capital:
Class A	—	(417,706)
Investor Class	—	(706)
Class C	—	(3,183)
Class I	—	(409,128)
Class R6	—	(58,113)
	—	(888,836)
Total distributions to shareholders	(2,503,918)	(6,534,151)
Capital share transactions:
Net proceeds from sales of shares	11,423,575	35,935,121
Net asset value of shares issued to shareholders in reinvestment of distributions	2,252,154	5,899,286
Cost of shares redeemed	(26,512,727)	(95,807,506)
Increase (decrease) in net assets derived from capital share transactions	(12,836,998)	(53,973,099)
Net increase (decrease) in net assets	(14,112,760)	(28,124,810)
Net Assets
Beginning of period	235,648,594	263,773,404
End of period	$221,535,834	$235,648,594
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Class A	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.09	$7.43	$7.81	$13.38	$12.20	$8.97
Net investment income (loss) (a)	0.11	0.15	0.17	0.18	0.13	0.16
Net realized and unrealized gain (loss)	(0.08)	0.73	(0.29)	(2.45)	1.47	3.59
Total from investment operations	0.03	0.88	(0.12)	(2.27)	1.60	3.75
Less distributions:
From net investment income	(0.09)	(0.19)	(0.22)	(0.39)	(0.24)	(0.20)
From net realized gain on investments	—	—	—	(2.85)	(0.18)	—
Return of capital	—	(0.03)	(0.04)	(0.06)	—	(0.32)
Total distributions	(0.09)	(0.22)	(0.26)	(3.30)	(0.42)	(0.52)
Net asset value at end of period	$8.03	$8.09	$7.43	$7.81	$13.38	$12.20
Total investment return (b)	0.42%	11.70%	(1.56)%	(16.94)%	13.06%	42.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.64%††	1.76%	2.21%	1.79%	0.96%	1.64%
Net expenses (c)	1.18%††	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses (before waiver/reimbursement) (c)	1.44%††	1.39%	1.43%	1.35%	1.30%	1.45%
Portfolio turnover rate	41%	98%	78%	65%	70%	93%
Net assets at end of period (in 000’s)	$102,779	$109,795	$115,013	$137,276	$193,441	$177,328

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Investor Class	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.07	$7.42	$7.80	$13.39	$12.19	$8.97
Net investment income (loss) (a)	0.11	0.14	0.17	0.18	0.13	0.15
Net realized and unrealized gain (loss)	(0.08)	0.73	(0.29)	(2.46)	1.48	3.58
Total from investment operations	0.03	0.87	(0.12)	(2.28)	1.61	3.73
Less distributions:
From net investment income	(0.09)	(0.19)	(0.22)	(0.40)	(0.23)	(0.20)
From net realized gain on investments	—	—	—	(2.85)	(0.18)	—
Return of capital	—	(0.03)	(0.04)	(0.06)	—	(0.31)
Total distributions	(0.09)	(0.22)	(0.26)	(3.31)	(0.41)	(0.51)
Net asset value at end of period	$8.01	$8.07	$7.42	$7.80	$13.39	$12.19
Total investment return (b)	0.38%	11.60%	(1.61)%	(17.00)%	13.15%	42.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.59%††	1.72%	2.17%	1.82%	0.98%	1.53%
Net expenses (c)	1.24%††	1.22%	1.24%	1.21%	1.15%	1.26%
Expenses (before waiver/reimbursement) (c)	1.36%††	1.33%	1.34%	1.29%	1.26%	1.34%
Portfolio turnover rate	41%	98%	78%	65%	70%	93%
Net assets at end of period (in 000's)	$192	$198	$178	$195	$227	$157

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Class C	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.65	$8.82	$9.21	$15.05	$13.66	$9.96
Net investment income (loss) (a)	0.09	0.10	0.13	0.12	0.03	0.07
Net realized and unrealized gain (loss)	(0.09)	0.85	(0.34)	(2.76)	1.66	4.02
Total from investment operations	—	0.95	(0.21)	(2.64)	1.69	4.09
Less distributions:
From net investment income	(0.05)	(0.10)	(0.15)	(0.30)	(0.12)	(0.15)
From net realized gain on investments	—	—	—	(2.85)	(0.18)	—
Return of capital	—	(0.02)	(0.03)	(0.05)	—	(0.24)
Total distributions	(0.05)	(0.12)	(0.18)	(3.20)	(0.30)	(0.39)
Net asset value at end of period	$9.60	$9.65	$8.82	$9.21	$15.05	$13.66
Total investment return (b)	0.03%	10.78%	(2.27)%	(17.58)%	12.27%	41.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.90%††	0.96%	1.43%	1.04%	0.22%	0.66%
Net expenses (c)	1.92%††	1.93%	1.93%	1.93%	1.91%	1.93%
Expenses (before waiver/reimbursement) (c)	2.11%††	2.08%	2.09%	2.04%	2.01%	2.09%
Portfolio turnover rate	41%	98%	78%	65%	70%	93%
Net assets at end of period (in 000’s)	$1,018	$1,155	$2,290	$3,963	$7,220	$10,202

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Class I	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.36	$9.46	$9.86	$15.85	$14.37	$10.49
Net investment income (loss) (a)	0.16	0.22	0.25	0.26	0.21	0.22
Net realized and unrealized gain (loss)	(0.10)	0.93	(0.36)	(2.91)	1.74	4.22
Total from investment operations	0.06	1.15	(0.11)	(2.65)	1.95	4.44
Less distributions:
From net investment income	(0.11)	(0.22)	(0.25)	(0.43)	(0.29)	(0.22)
From net realized gain on investments	—	—	—	(2.85)	(0.18)	—
Return of capital	—	(0.03)	(0.04)	(0.06)	—	(0.34)
Total distributions	(0.11)	(0.25)	(0.29)	(3.34)	(0.47)	(0.56)
Net asset value at end of period	$10.31	$10.36	$9.46	$9.86	$15.85	$14.37
Total investment return (b)	0.56%	12.04%	(1.16)%	(16.68)%	13.51%	43.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.99%††	2.07%	2.55%	2.13%	1.32%	1.92%
Net expenses (c)	0.83%††	0.83%	0.83%	0.83%	0.83%	0.83%
Expenses (before waiver/reimbursement) (c)	1.19%††	1.14%	1.18%	1.10%	1.05%	1.20%
Portfolio turnover rate	41%	98%	78%	65%	70%	93%
Net assets at end of period (in 000’s)	$104,065	$108,852	$129,632	$148,962	$241,719	$202,597

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,
Class R6	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.36	$9.46	$9.87	$15.85	$14.37	$10.49
Net investment income (loss) (a)	0.16	0.23	0.26	0.27	0.22	0.09
Net realized and unrealized gain (loss)	(0.10)	0.93	(0.37)	(2.90)	1.74	4.36
Total from investment operations	0.06	1.16	(0.11)	(2.63)	1.96	4.45
Less distributions:
From net investment income	(0.11)	(0.23)	(0.26)	(0.44)	(0.30)	(0.22)
From net realized gain on investments	—	—	—	(2.85)	(0.18)	—
Return of capital	—	(0.03)	(0.04)	(0.06)	—	(0.35)
Total distributions	(0.11)	(0.26)	(0.30)	(3.35)	(0.48)	(0.57)
Net asset value at end of period	$10.31	$10.36	$9.46	$9.87	$15.85	$14.37
Total investment return (b)	0.61%	12.14%	(1.17)%	(16.52)%	13.61%	43.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.08%††	2.19%	2.66%	2.23%	1.40%	0.80%
Net expenses (c)	0.74%††	0.74%	0.74%	0.74%	0.74%	0.74%
Expenses (before waiver/reimbursement) (c)	0.86%††	0.85%	0.85%	0.82%	0.84%	0.84%
Portfolio turnover rate	41%	98%	78%	65%	70%	93%
Net assets at end of period (in 000’s)	$13,482	$15,648	$16,661	$16,802	$22,058	$15,574

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI CBRE Real Estate Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI CBRE Real Estate Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	December 20, 2002
Investor Class	February 24, 2020
Class C	January 17, 2003
Class I	December 31, 1996
Class R6	July 3, 2014
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing

13

Notes to Financial Statements (Unaudited) (continued)
inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask

14	NYLI CBRE Real Estate Fund

prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
15

Notes to Financial Statements (Unaudited) (continued)
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Real Estate Investments.  The Fund’s investments in the real estate sector have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. These risks include, among others, declines in the value of real estate, changes in local and general economic conditions, supply and demand, interest rates, changes in zoning laws, overbuilding, extended vacancies of properties, regulatory limitations on rents, losses due to environmental liabilities, property taxes and operating expenses. The Fund’s investments in real estate companies are particularly sensitive to economic downturns. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and thereby may be subject to the risks of default.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an

16	NYLI CBRE Real Estate Fund

annual rate of 0.75% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.18%; Investor Class, 1.35%; Class C, 1.93%; Class I, 0.83% and Class R6, 0.74%. This agreement will remain in effect until August 31, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $867,494 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $346,928 and paid the Subadvisor fees in the amount of $260,274.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended October 31, 2025, were $1,017.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended October 31, 2025, of $525.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$181,241	$—
Investor Class	251	—
Class C	1,384	—
Class I	182,577	—
Class R6	286	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
17

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$210,296,320	$23,753,778	$(10,760,208)	$12,993,570
As of April 30, 2025, for federal income tax purposes, capital loss carryforwards of $23,318,016, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$18,284	$5,034
During the year ended April 30, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$5,645,315
Return of Capital	888,836
Total	$6,534,151
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $94,420 and $106,743, respectively.

18	NYLI CBRE Real Estate Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2025 and the year ended April 30, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	364,138	$2,945,767
Shares issued to shareholders in reinvestment of distributions	140,964	1,143,731
Shares redeemed	(1,280,060)	(10,388,554)
Net increase (decrease) in shares outstanding before conversion	(774,958)	(6,299,056)
Shares converted into Class A (See Note 1)	4,819	39,302
Shares converted from Class A (See Note 1)	(534)	(4,269)
Net increase (decrease)	(770,673)	$(6,264,023)
Year ended April 30, 2025:
Shares sold	775,370	$6,455,494
Shares issued to shareholders in reinvestment of distributions	340,410	2,858,538
Shares redeemed	(3,020,379)	(25,221,002)
Net increase (decrease) in shares outstanding before conversion	(1,904,599)	(15,906,970)
Shares converted into Class A (See Note 1)	14,288	120,766
Shares converted from Class A (See Note 1)	(6,288)	(51,433)
Net increase (decrease)	(1,896,599)	$(15,837,637)

Investor Class	Shares	Amount
Six-month period ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	275	$2,228
Shares redeemed	(977)	(7,792)
Net increase (decrease) in shares outstanding before conversion	(702)	(5,564)
Shares converted into Investor Class (See Note 1)	356	2,895
Shares converted from Investor Class (See Note 1)	(229)	(1,818)
Net increase (decrease)	(575)	$(4,487)
Year ended April 30, 2025:
Shares sold	1,940	$16,179
Shares issued to shareholders in reinvestment of distributions	619	5,187
Shares redeemed	(2,472)	(20,491)
Net increase (decrease) in shares outstanding before conversion	87	875
Shares converted into Investor Class (See Note 1)	564	4,607
Shares converted from Investor Class (See Note 1)	(96)	(727)
Net increase (decrease)	555	$4,755

Class C	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	847	$8,231
Shares issued to shareholders in reinvestment of distributions	577	5,603
Shares redeemed	(13,555)	(131,213)
Net increase (decrease) in shares outstanding before conversion	(12,131)	(117,379)
Shares converted from Class C (See Note 1)	(1,564)	(15,179)
Net increase (decrease)	(13,695)	$(132,558)
Year ended April 30, 2025:
Shares sold	10,286	$101,507
Shares issued to shareholders in reinvestment of distributions	2,266	22,673
Shares redeemed	(146,535)	(1,451,509)
Net increase (decrease) in shares outstanding before conversion	(133,983)	(1,327,329)
Shares converted from Class C (See Note 1)	(5,865)	(57,687)
Net increase (decrease)	(139,848)	$(1,385,016)

Class I	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	727,846	$7,581,602
Shares issued to shareholders in reinvestment of distributions	92,743	965,520
Shares redeemed	(1,233,676)	(12,852,599)
Net increase (decrease) in shares outstanding before conversion	(413,087)	(4,305,477)
Shares converted into Class I (See Note 1)	415	4,269
Shares converted from Class I (See Note 1)	(2,399)	(25,200)
Net increase (decrease)	(415,071)	$(4,326,408)
Year ended April 30, 2025:
Shares sold	2,364,589	$25,219,558
Shares issued to shareholders in reinvestment of distributions	246,835	2,650,307
Shares redeemed	(5,804,295)	(62,004,996)
Net increase (decrease) in shares outstanding before conversion	(3,192,871)	(34,135,131)
Shares converted into Class I (See Note 1)	4,936	51,433
Shares converted from Class I (See Note 1)	(6,100)	(66,959)
Net increase (decrease)	(3,194,035)	$(34,150,657)

19

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	85,183	$887,975
Shares issued to shareholders in reinvestment of distributions	12,975	135,072
Shares redeemed	(301,129)	(3,132,569)
Net increase (decrease)	(202,971)	$(2,109,522)
Year ended April 30, 2025:
Shares sold	388,586	$4,142,383
Shares issued to shareholders in reinvestment of distributions	33,717	362,581
Shares redeemed	(672,660)	(7,109,508)
Net increase (decrease)	(250,357)	$(2,604,544)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI CBRE Real Estate Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
21

NYLI ETF Asset Allocation Funds

Semiannual Report - Financial Statements and Other Information
Unaudited - October 31, 2025
NYLI Conservative ETF Allocation Fund
NYLI Moderate ETF Allocation Fund
NYLI Growth ETF Allocation Fund
NYLI Equity ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
Portfolio of Investments October 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 95.6%
Equity Funds 41.6%
iShares Core MSCI EAFE ETF	47,679	$ 4,200,043
iShares Core MSCI Emerging Markets ETF	20,732	1,415,374
iShares Core S&P 500 ETF	1,011	692,768
iShares Core S&P Mid-Cap ETF	11,470	744,747
iShares Core S&P Small-Cap ETF	4,452	524,446
iShares MSCI Emerging Markets ex China ETF	12,254	885,351
Schwab U.S. Mid-Cap ETF	8,892	262,848
Schwab U.S. Small-Cap ETF (a)	81,455	2,286,442
Vanguard Mega Cap ETF	43,076	10,836,629
Vanguard Mid-Cap ETF	6,218	1,808,878
Total Equity Funds (Cost $18,543,721)		23,657,526
Fixed Income Funds 54.0%
Invesco Senior Loan ETF (a)	202,449	4,231,184
iShares 20+ Year Treasury Bond ETF	7,649	690,628
iShares Broad USD High Yield Corporate Bond ETF (a)	82,250	3,090,955
iShares Broad USD Investment Grade Corporate Bond ETF (a)	82,204	4,287,761
iShares Core U.S. Aggregate Bond ETF	171,652	17,257,892
Vanguard Emerging Markets Government Bond ETF	16,622	1,130,296
Total Fixed Income Funds (Cost $30,232,229)		30,688,716
Total Investment Companies (Cost $48,775,950)		54,346,242
Short-Term Investments 15.7%
Affiliated Investment Company 3.8%
NYLI U.S. Government Liquidity Fund, 3.895% (b)	2,146,682	2,146,682
Unaffiliated Investment Company 11.9%
Invesco Government & Agency Portfolio, 4.083% (b)(c)	6,769,782	6,769,782
Total Short-Term Investments (Cost $8,916,464)		8,916,464
Total Investments (Cost $57,692,414)	111.3%	63,262,706
Other Assets, Less Liabilities	(11.3)	(6,433,435)
Net Assets	100.0%	$ 56,829,271

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $10,581,229; the total market value of collateral held by the Fund was $10,850,663. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,080,881. The Fund received cash collateral with a value of $6,769,782. (See Note 2(G))
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^(Unaudited) (continued)
(b)	Current yield as of October 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,151	$ 6,123	$ (6,127)	$ —	$ —	$ 2,147	$ 58	$ —	2,147

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 23,657,526	$ —	$ —	$ 23,657,526
Fixed Income Funds	30,688,716	—	—	30,688,716
Total Investment Companies	54,346,242	—	—	54,346,242
Short-Term Investments
Affiliated Investment Company	2,146,682	—	—	2,146,682
Unaffiliated Investment Company	6,769,782	—	—	6,769,782
Total Short-Term Investments	8,916,464	—	—	8,916,464
Total Investments in Securities	$ 63,262,706	$ —	$ —	$ 63,262,706

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Conservative ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $55,545,732) including securities on loan of $10,581,229	$61,116,024
Investment in affiliated investment companies, at value (identified cost $2,146,682)	2,146,682
Receivables:
Fund shares sold	391,252
Dividends	8,118
Securities lending	2,810
Other assets	57,273
Total assets	63,722,159
Liabilities
Cash collateral received for securities on loan	6,769,782
Payables:
Fund shares redeemed	46,989
Investment securities purchased	18,942
Professional fees	16,041
NYLIFE Distributors (See Note 3)	13,929
Manager (See Note 3)	10,092
Transfer agent (See Note 3)	7,124
Custodian	4,535
Shareholder communication	1,914
Accrued expenses	3,540
Total liabilities	6,892,888
Net assets	$56,829,271
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$4,851
Additional paid-in-capital	51,770,887
51,775,738
Total distributable earnings (loss)	5,053,533
Net assets	$56,829,271
Class A
Net assets applicable to outstanding shares	$48,105,517
Shares of beneficial interest outstanding	4,104,839
Net asset value per share outstanding	$11.72
Maximum sales charge (3.00% of offering price)	0.36
Maximum offering price per share outstanding	$12.08
Class C
Net assets applicable to outstanding shares	$374,818
Shares of beneficial interest outstanding	32,043
Net asset value and offering price per share outstanding	$11.70
Class I
Net assets applicable to outstanding shares	$42,580
Shares of beneficial interest outstanding	3,640
Net asset value and offering price per share outstanding	$11.70
Class R3
Net assets applicable to outstanding shares	$1,307,679
Shares of beneficial interest outstanding	111,867
Net asset value and offering price per share outstanding	$11.69
SIMPLE Class
Net assets applicable to outstanding shares	$6,998,677
Shares of beneficial interest outstanding	598,357
Net asset value and offering price per share outstanding	$11.70

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$884,039
Dividends-affiliated	58,381
Securities lending, net	12,016
Total income	954,436
Expenses
Manager (See Note 3)	53,099
Distribution/Service—Class A (See Note 3)	56,441
Distribution/Service—Class C (See Note 3)	1,817
Distribution/Service—Class R3 (See Note 3)	2,863
Distribution/Service—SIMPLE Class (See Note 3)	15,992
Registration	34,862
Transfer agent (See Note 3)	19,456
Professional fees	18,568
Custodian	12,183
Shareholder communication	2,974
Trustees	604
Shareholder service (See Note 3)	573
Miscellaneous	3,835
Total expenses before waiver/reimbursement	223,267
Expense waiver/reimbursement from Manager (See Note 3)	(505)
Net expenses	222,762
Net investment income (loss)	731,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	1,148,199
Net change in unrealized appreciation (depreciation) on unaffiliated investments	3,329,008
Net realized and unrealized gain (loss)	4,477,207
Net increase (decrease) in net assets resulting from operations	$5,208,881
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Conservative ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2025 (Unaudited) and the year ended April 30, 2025
	Six months ended October 31, 2025	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$731,674	$1,243,324
Net realized gain (loss)	1,148,199	593,232
Net change in unrealized appreciation (depreciation)	3,329,008	1,316,452
Net increase (decrease) in net assets resulting from operations	5,208,881	3,153,008
Distributions to shareholders:
Class A	(625,898)	(1,085,301)
Class C	(3,675)	(6,140)
Class I	(617)	(1,085)
Class R3	(14,169)	(19,874)
SIMPLE Class	(81,423)	(114,142)
Total distributions to shareholders	(725,782)	(1,226,542)
Capital share transactions:
Net proceeds from sales of shares	6,111,753	11,649,957
Net asset value of shares issued to shareholders in reinvestment of distributions	720,312	1,217,743
Cost of shares redeemed	(3,546,794)	(9,995,169)
Increase (decrease) in net assets derived from capital share transactions	3,285,271	2,872,531
Net increase (decrease) in net assets	7,768,370	4,798,997
Net Assets
Beginning of period	49,060,901	44,261,904
End of period	$56,829,271	$49,060,901
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class A	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.75	$10.29	$10.02	$10.22	$11.13	$10.00
Net investment income (loss) (a)	0.16	0.29	0.29	0.25	0.18	0.11
Net realized and unrealized gain (loss)	0.97	0.45	0.26	(0.16)	(0.84)	1.12
Total from investment operations	1.13	0.74	0.55	0.09	(0.66)	1.23
Less distributions:
From net investment income	(0.16)	(0.28)	(0.28)	(0.25)	(0.18)	(0.09)
From net realized gain on investments	—	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.16)	(0.28)	(0.28)	(0.29)	(0.25)	(0.10)
Net asset value at end of period	$11.72	$10.75	$10.29	$10.02	$10.22	$11.13
Total investment return (b)	10.54%	7.21%	5.58%	0.96%	(6.09)%	12.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.80%††	2.63%	2.89%	2.56%	1.63%	1.25%††
Net expenses (c)	0.80%††	0.80%	0.80%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.80%††	0.84%	0.89%	0.96%	0.91%	1.49%††
Portfolio turnover rate	41%	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$48,106	$42,024	$39,411	$35,481	$32,925	$23,951

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class C	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.74	$10.28	$10.00	$10.19	$11.10	$10.00
Net investment income (loss) (a)	0.12	0.20	0.22	0.18	0.10	0.05
Net realized and unrealized gain (loss)	0.96	0.46	0.26	(0.16)	(0.85)	1.10
Total from investment operations	1.08	0.66	0.48	0.02	(0.75)	1.15
Less distributions:
From net investment income	(0.12)	(0.20)	(0.20)	(0.17)	(0.09)	(0.04)
From net realized gain on investments	—	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.12)	(0.20)	(0.20)	(0.21)	(0.16)	(0.05)
Net asset value at end of period	$11.70	$10.74	$10.28	$10.00	$10.19	$11.10
Total investment return (b)	10.16%	6.32%	4.85%	0.29%	(6.81)%	11.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.05%††	1.87%	2.19%	1.81%	0.90%	0.58%††
Net expenses (c)	1.55%††	1.55%	1.55%	1.55%	1.55%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.57%††	1.62%	1.69%	1.76%	1.73%	2.24%††
Portfolio turnover rate	41%	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$375	$340	$310	$369	$413	$472

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class I	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.74	$10.28	$10.01	$10.20	$11.13	$10.00
Net investment income (loss) (a)	0.17	0.31	0.32	0.28	0.21	0.15
Net realized and unrealized gain (loss)	0.96	0.46	0.26	(0.16)	(0.85)	1.10
Total from investment operations	1.13	0.77	0.58	0.12	(0.64)	1.25
Less distributions:
From net investment income	(0.17)	(0.31)	(0.31)	(0.27)	(0.22)	(0.11)
From net realized gain on investments	—	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.17)	(0.31)	(0.31)	(0.31)	(0.29)	(0.12)
Net asset value at end of period	$11.70	$10.74	$10.28	$10.01	$10.20	$11.13
Total investment return (b)	10.70%	7.39%	5.85%	1.32%	(5.86)%	12.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.06%††	2.88%	3.15%	2.81%	1.89%	1.71%††
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.55%††	0.59%	0.64%	0.71%	0.66%	1.24%††
Portfolio turnover rate	41%	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$43	$38	$36	$34	$33	$61

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class R3	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.73	$10.27	$10.01	$10.21	$11.12	$10.00
Net investment income (loss) (a)	0.14	0.24	0.25	0.21	0.14	0.07
Net realized and unrealized gain (loss)	0.96	0.47	0.26	(0.16)	(0.84)	1.12
Total from investment operations	1.10	0.71	0.51	0.05	(0.70)	1.19
Less distributions:
From net investment income	(0.14)	(0.25)	(0.25)	(0.21)	(0.14)	(0.06)
From net realized gain on investments	—	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.14)	(0.25)	(0.25)	(0.25)	(0.21)	(0.07)
Net asset value at end of period	$11.69	$10.73	$10.27	$10.01	$10.21	$11.12
Total investment return (b)	10.29%	6.89%	5.16%	0.60%	(6.42)%	11.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.41%††	2.23%	2.51%	2.13%	1.29%	0.79%††
Net expenses (c)	1.15%††	1.15%	1.15%	1.15%	1.15%	1.15%††
Expenses (before waiver/reimbursement) (c)	1.15%††	1.19%	1.24%	1.31%	1.26%	1.84%††
Portfolio turnover rate	41%	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$1,308	$1,056	$604	$433	$90	$68

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				August 31, 2020^ through April 30,
SIMPLE Class	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.73	$10.28	$10.01	$10.21	$11.12	$10.46
Net investment income (loss) (a)	0.14	0.25	0.26	0.22	0.14	0.08
Net realized and unrealized gain (loss)	0.97	0.46	0.27	(0.15)	(0.82)	0.66
Total from investment operations	1.11	0.71	0.53	0.07	(0.68)	0.74
Less distributions:
From net investment income	(0.14)	(0.26)	(0.26)	(0.23)	(0.16)	(0.07)
From net realized gain on investments	—	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.14)	(0.26)	(0.26)	(0.27)	(0.23)	(0.08)
Net asset value at end of period	$11.70	$10.73	$10.28	$10.01	$10.21	$11.12
Total investment return (b)	10.44%	6.87%	5.36%	0.72%	(6.29)%	7.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.52%††	2.35%	2.60%	2.27%	1.30%	0.92%††
Net expenses (c)	1.05%††	1.05%	1.05%	1.05%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	1.07%††	1.12%	1.19%	1.27%	1.23%	1.74%††
Portfolio turnover rate	41%	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$6,999	$5,602	$3,901	$2,367	$1,077	$195

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Conservative ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
Portfolio of Investments October 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 96.2%
Equity Funds 61.7%
iShares Core MSCI EAFE ETF	240,565	$ 21,191,371
iShares Core MSCI Emerging Markets ETF	95,636	6,529,070
iShares Core S&P 500 ETF	2,299	1,575,344
iShares Core S&P Mid-Cap ETF	74,493	4,836,830
iShares Core S&P Small-Cap ETF	14,462	1,703,623
iShares MSCI Emerging Markets ex China ETF	40,119	2,898,598
Schwab U.S. Mid-Cap ETF (a)	57,728	1,706,440
Schwab U.S. Small-Cap ETF (a)	264,596	7,427,210
Vanguard Mega Cap ETF (a)	218,102	54,867,920
Vanguard Mid-Cap ETF	40,487	11,778,073
Total Equity Funds (Cost $84,118,438)		114,514,479
Fixed Income Funds 34.5%
Invesco Senior Loan ETF (a)	442,043	9,238,699
iShares 20+ Year Treasury Bond ETF	25,373	2,290,928
iShares Broad USD High Yield Corporate Bond ETF	146,871	5,519,412
iShares Broad USD Investment Grade Corporate Bond ETF	164,980	8,605,357
iShares Core U.S. Aggregate Bond ETF	344,414	34,627,383
Vanguard Emerging Markets Government Bond ETF	54,711	3,720,348
Total Fixed Income Funds (Cost $62,727,276)		64,002,127
Total Investment Companies (Cost $146,845,714)		178,516,606
Short-Term Investments 7.2%
Affiliated Investment Company 3.8%
NYLI U.S. Government Liquidity Fund, 3.895% (b)	6,997,919	6,997,919
Unaffiliated Investment Company 3.4%
Invesco Government & Agency Portfolio, 4.083% (b)(c)	6,364,931	6,364,931
Total Short-Term Investments (Cost $13,362,850)		13,362,850
Total Investments (Cost $160,208,564)	103.4%	191,879,456
Other Assets, Less Liabilities	(3.4)	(6,357,115)
Net Assets	100.0%	$ 185,522,341

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $13,388,813; the total market value of collateral held by the Fund was $14,576,045. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,211,114. The Fund received cash collateral with a value of $6,364,931. (See Note 2(G))
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^(Unaudited) (continued)
(b)	Current yield as of October 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,080	$ 15,293	$ (14,375)	$ —	$ —	$ 6,998	$ 189	$ —	6,998

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 114,514,479	$ —	$ —	$ 114,514,479
Fixed Income Funds	64,002,127	—	—	64,002,127
Total Investment Companies	178,516,606	—	—	178,516,606
Short-Term Investments
Affiliated Investment Company	6,997,919	—	—	6,997,919
Unaffiliated Investment Company	6,364,931	—	—	6,364,931
Total Short-Term Investments	13,362,850	—	—	13,362,850
Total Investments in Securities	$ 191,879,456	$ —	$ —	$ 191,879,456

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Moderate ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $153,210,645) including securities on loan of $13,388,813	$184,881,537
Investment in affiliated investment companies, at value (identified cost $6,997,919)	6,997,919
Receivables:
Fund shares sold	146,151
Dividends	25,764
Securities lending	7,540
Other assets	60,856
Total assets	192,119,767
Liabilities
Cash collateral received for securities on loan	6,364,931
Payables:
Investment securities purchased	54,811
NYLIFE Distributors (See Note 3)	46,856
Fund shares redeemed	40,334
Manager (See Note 3)	31,286
Transfer agent (See Note 3)	23,172
Professional fees	16,595
Shareholder communication	5,081
Custodian	5,043
Accrued expenses	9,317
Total liabilities	6,597,426
Net assets	$185,522,341
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$13,155
Additional paid-in-capital	151,229,187
151,242,342
Total distributable earnings (loss)	34,279,999
Net assets	$185,522,341
Class A
Net assets applicable to outstanding shares	$151,127,609
Shares of beneficial interest outstanding	10,706,321
Net asset value per share outstanding	$14.12
Maximum sales charge (3.00% of offering price)	0.44
Maximum offering price per share outstanding	$14.56
Class C
Net assets applicable to outstanding shares	$187,082
Shares of beneficial interest outstanding	13,361
Net asset value and offering price per share outstanding	$14.00
Class I
Net assets applicable to outstanding shares	$46,755
Shares of beneficial interest outstanding	3,302
Net asset value and offering price per share outstanding	$14.16
Class R3
Net assets applicable to outstanding shares	$6,056,262
Shares of beneficial interest outstanding	431,007
Net asset value and offering price per share outstanding	$14.05
SIMPLE Class
Net assets applicable to outstanding shares	$28,104,633
Shares of beneficial interest outstanding	2,000,891
Net asset value and offering price per share outstanding	$14.05

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$2,381,792
Dividends-affiliated	188,902
Securities lending, net	23,153
Total income	2,593,847
Expenses
Manager (See Note 3)	175,206
Distribution/Service—Class A (See Note 3)	180,225
Distribution/Service—Class C (See Note 3)	1,331
Distribution/Service—Class R3 (See Note 3)	12,581
Distribution/Service—SIMPLE Class (See Note 3)	64,210
Transfer agent (See Note 3)	64,941
Registration	37,455
Professional fees	21,986
Custodian	12,839
Shareholder communication	7,862
Shareholder service (See Note 3)	2,516
Trustees	2,003
Miscellaneous	7,629
Total expenses	590,784
Net investment income (loss)	2,003,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	3,720,073
Net change in unrealized appreciation (depreciation) on unaffiliated investments	16,583,382
Net realized and unrealized gain (loss)	20,303,455
Net increase (decrease) in net assets resulting from operations	$22,306,518
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Moderate ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2025 (Unaudited) and the year ended April 30, 2025
	Six months ended October 31, 2025	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,003,063	$3,216,384
Net realized gain (loss)	3,720,073	2,273,369
Net change in unrealized appreciation (depreciation)	16,583,382	5,256,991
Net increase (decrease) in net assets resulting from operations	22,306,518	10,746,744
Distributions to shareholders:
Class A	—	(2,871,223)
Class C	—	(5,432)
Class I	—	(1,043)
Class R3	—	(75,320)
SIMPLE Class	—	(403,047)
Total distributions to shareholders	—	(3,356,065)
Capital share transactions:
Net proceeds from sales of shares	18,915,842	38,741,973
Net asset value of shares issued to shareholders in reinvestment of distributions	—	3,345,747
Cost of shares redeemed	(14,283,869)	(25,190,643)
Increase (decrease) in net assets derived from capital share transactions	4,631,973	16,897,077
Net increase (decrease) in net assets	26,938,491	24,287,756
Net Assets
Beginning of period	158,583,850	134,296,094
End of period	$185,522,341	$158,583,850
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class A	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.39	$11.72	$11.00	$11.06	$11.88	$10.00
Net investment income (loss) (a)	0.16	0.27	0.28	0.23	0.18	0.10
Net realized and unrealized gain (loss)	1.57	0.68	0.70	(0.10)	(0.83)	1.85
Total from investment operations	1.73	0.95	0.98	0.13	(0.65)	1.95
Less distributions:
From net investment income	—	(0.28)	(0.26)	(0.17)	(0.15)	(0.06)
From net realized gain on investments	—	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.28)	(0.26)	(0.19)	(0.17)	(0.07)
Net asset value at end of period	$14.12	$12.39	$11.72	$11.00	$11.06	$11.88
Total investment return (b)	13.96%	8.08%	8.93%	1.30%	(5.60)%	19.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.34%††	2.17%	2.43%	2.17%	1.53%	1.02%††
Net expenses (c)	0.62%††	0.63%	0.68%	0.71%	0.70%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.62%††	0.63%	0.68%	0.71%	0.70%	1.04%††
Portfolio turnover rate	39%	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$151,128	$131,695	$115,685	$95,456	$86,128	$54,345

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class C	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.34	$11.67	$10.95	$11.00	$11.83	$10.00
Net investment income (loss) (a)	0.13	0.17	0.18	0.15	0.08	0.03
Net realized and unrealized gain (loss)	1.53	0.68	0.71	(0.10)	(0.83)	1.85
Total from investment operations	1.66	0.85	0.89	0.05	(0.75)	1.88
Less distributions:
From net investment income	—	(0.18)	(0.17)	(0.08)	(0.06)	(0.04)
From net realized gain on investments	—	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.18)	(0.17)	(0.10)	(0.08)	(0.05)
Net asset value at end of period	$14.00	$12.34	$11.67	$10.95	$11.00	$11.83
Total investment return (b)	13.45%	7.28%	8.09%	0.48%	(6.44)%	18.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.94%††	1.37%	1.63%	1.37%	0.70%	0.29%††
Net expenses (c)	1.40%††	1.42%	1.49%	1.53%	1.54%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.40%††	1.42%	1.49%	1.53%	1.54%	1.77%††
Portfolio turnover rate	39%	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$187	$409	$362	$341	$389	$506

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class I	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.42	$11.73	$11.01	$11.07	$11.87	$10.00
Net investment income (loss) (a)	0.17	0.29	0.31	0.27	0.22	0.13
Net realized and unrealized gain (loss)	1.57	0.70	0.70	(0.11)	(0.83)	1.84
Total from investment operations	1.74	0.99	1.01	0.16	(0.61)	1.97
Less distributions:
From net investment income	—	(0.30)	(0.29)	(0.20)	(0.17)	(0.09)
From net realized gain on investments	—	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.30)	(0.29)	(0.22)	(0.19)	(0.10)
Net asset value at end of period	$14.16	$12.42	$11.73	$11.01	$11.07	$11.87
Total investment return (b)	14.01%	8.41%	9.19%	1.56%	(5.31)%	19.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.55%††	2.34%	2.69%	2.52%	1.83%	1.40%††
Net expenses (c)	0.37%††	0.39%	0.43%	0.46%	0.45%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.37%††	0.39%	0.43%	0.46%	0.45%	0.79%††
Portfolio turnover rate	39%	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$47	$38	$88	$74	$73	$52

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class R3	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.36	$11.70	$10.98	$11.04	$11.86	$10.00
Net investment income (loss) (a)	0.13	0.23	0.23	0.20	0.15	0.07
Net realized and unrealized gain (loss)	1.56	0.68	0.71	(0.10)	(0.84)	1.85
Total from investment operations	1.69	0.91	0.94	0.10	(0.69)	1.92
Less distributions:
From net investment income	—	(0.25)	(0.22)	(0.14)	(0.11)	(0.05)
From net realized gain on investments	—	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.25)	(0.22)	(0.16)	(0.13)	(0.06)
Net asset value at end of period	$14.05	$12.36	$11.70	$10.98	$11.04	$11.86
Total investment return (b)	13.67%	7.74%	8.57%	0.94%	(5.92)%	19.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.95%††	1.80%	2.02%	1.83%	1.22%	0.76%††
Net expenses (c)	0.97%††	0.98%	1.03%	1.06%	1.05%	1.15%††
Expenses (before waiver/reimbursement) (c)	0.97%††	0.98%	1.03%	1.06%	1.05%	1.39%††
Portfolio turnover rate	39%	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$6,056	$4,271	$2,977	$1,240	$854	$403

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				August 31, 2020^ through April 30,
SIMPLE Class	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.35	$11.69	$10.97	$11.03	$11.85	$10.66
Net investment income (loss) (a)	0.14	0.23	0.23	0.19	0.13	0.06
Net realized and unrealized gain (loss)	1.56	0.68	0.71	(0.09)	(0.81)	1.19
Total from investment operations	1.70	0.91	0.94	0.10	(0.68)	1.25
Less distributions:
From net investment income	—	(0.25)	(0.22)	(0.14)	(0.12)	(0.05)
From net realized gain on investments	—	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.25)	(0.22)	(0.16)	(0.14)	(0.06)
Net asset value at end of period	$14.05	$12.35	$11.69	$10.97	$11.03	$11.85
Total investment return (b)	13.77%	7.79%	8.62%	0.97%	(5.89)%	11.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.04%††	1.86%	2.06%	1.78%	1.07%	0.62%††
Net expenses (c)	0.90%††	0.92%	0.99%	1.03%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	0.90%††	0.92%	0.99%	1.03%	1.05%	1.27%††
Portfolio turnover rate	39%	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$28,105	$22,171	$15,183	$8,140	$3,167	$475

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Moderate ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Portfolio of Investments October 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 96.2%
Equity Funds 81.5%
iShares Core MSCI EAFE ETF	291,384	$ 25,668,017
iShares Core MSCI Emerging Markets ETF	110,546	7,546,975
iShares Core S&P 500 ETF	2,314	1,585,622
iShares Core S&P Mid-Cap ETF	100,500	6,525,465
iShares Core S&P Small-Cap ETF	26,015	3,064,567
iShares MSCI Emerging Markets ex China ETF	35,686	2,578,314
Schwab U.S. Mid-Cap ETF	77,883	2,302,221
Schwab U.S. Small-Cap ETF (a)	474,871	13,329,629
Vanguard Mega Cap ETF (a)	229,986	57,857,578
Vanguard Mid-Cap ETF	54,542	15,866,813
Total Equity Funds (Cost $101,640,097)		136,325,201
Fixed Income Funds 14.7%
Invesco Senior Loan ETF (a)	401,640	8,394,276
iShares 20+ Year Treasury Bond ETF	22,746	2,053,736
iShares Broad USD High Yield Corporate Bond ETF (a)	133,066	5,000,620
iShares Broad USD Investment Grade Corporate Bond ETF (a)	22,100	1,152,736
iShares Core U.S. Aggregate Bond ETF (a)	46,521	4,677,222
Vanguard Emerging Markets Government Bond ETF	49,189	3,344,852
Total Fixed Income Funds (Cost $24,010,752)		24,623,442
Total Investment Companies (Cost $125,650,849)		160,948,643
Short-Term Investments 12.2%
Affiliated Investment Company 3.7%
NYLI U.S. Government Liquidity Fund, 3.895% (b)	6,320,145	6,320,145
Unaffiliated Investment Companies 8.5%
Invesco Government & Agency Portfolio, 4.083% (b)(c)	12,196,469	12,196,469
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.10% (b)(c)	2,000,000	2,000,000
		14,196,469
Total Short-Term Investments (Cost $20,516,614)		20,516,614
Total Investments (Cost $146,167,463)	108.4%	181,465,257
Other Assets, Less Liabilities	(8.4)	(14,119,360)
Net Assets	100.0%	$ 167,345,897

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^(Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $27,239,204; the total market value of collateral held by the Fund was $29,463,915. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $15,267,446. The Fund received cash collateral with a value of $14,196,469. (See Note 2(G))
(b)	Current yield as of October 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 5,886	$ 12,752	$ (12,318)	$ —	$ —	$ 6,320	$ 163	$ —	6,320

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 136,325,201	$ —	$ —	$ 136,325,201
Fixed Income Funds	24,623,442	—	—	24,623,442
Total Investment Companies	160,948,643	—	—	160,948,643
Short-Term Investments
Affiliated Investment Company	6,320,145	—	—	6,320,145
Unaffiliated Investment Companies	14,196,469	—	—	14,196,469
Total Short-Term Investments	20,516,614	—	—	20,516,614
Total Investments in Securities	$ 181,465,257	$ —	$ —	$ 181,465,257

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Growth ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $139,847,318) including securities on loan of $27,239,204	$175,145,112
Investment in affiliated investment companies, at value (identified cost $6,320,145)	6,320,145
Receivables:
Fund shares sold	144,866
Dividends	23,275
Securities lending	9,125
Other assets	60,304
Total assets	181,702,827
Liabilities
Cash collateral received for securities on loan	14,196,469
Payables:
NYLIFE Distributors (See Note 3)	42,936
Manager (See Note 3)	28,077
Transfer agent (See Note 3)	23,065
Fund shares redeemed	22,080
Professional fees	16,299
Investment securities purchased	9,426
Custodian	4,471
Shareholder communication	3,899
Accrued expenses	10,208
Total liabilities	14,356,930
Net assets	$167,345,897
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$10,406
Additional paid-in-capital	130,361,275
130,371,681
Total distributable earnings (loss)	36,974,216
Net assets	$167,345,897
Class A
Net assets applicable to outstanding shares	$131,454,711
Shares of beneficial interest outstanding	8,169,252
Net asset value per share outstanding	$16.09
Maximum sales charge (3.00% of offering price)	0.50
Maximum offering price per share outstanding	$16.59
Class C
Net assets applicable to outstanding shares	$139,104
Shares of beneficial interest outstanding	8,695
Net asset value and offering price per share outstanding	$16.00
Class I
Net assets applicable to outstanding shares	$84,227
Shares of beneficial interest outstanding	5,242
Net asset value and offering price per share outstanding	$16.07
Class R3
Net assets applicable to outstanding shares	$3,683,672
Shares of beneficial interest outstanding	230,095
Net asset value and offering price per share outstanding	$16.01
SIMPLE Class
Net assets applicable to outstanding shares	$31,984,183
Shares of beneficial interest outstanding	1,993,027
Net asset value and offering price per share outstanding	$16.05

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$1,738,965
Dividends-affiliated	162,545
Securities lending, net	23,172
Total income	1,924,682
Expenses
Manager (See Note 3)	153,915
Distribution/Service—Class A (See Note 3)	152,029
Distribution/Service—Class C (See Note 3)	644
Distribution/Service—Class R3 (See Note 3)	7,893
Distribution/Service—SIMPLE Class (See Note 3)	72,316
Transfer agent (See Note 3)	64,654
Registration	36,482
Professional fees	21,257
Custodian	12,513
Shareholder communication	7,088
Trustees	1,713
Shareholder service (See Note 3)	1,579
Miscellaneous	5,110
Total expenses	537,193
Net investment income (loss)	1,387,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	2,997,020
Net change in unrealized appreciation (depreciation) on unaffiliated investments	19,251,873
Net realized and unrealized gain (loss)	22,248,893
Net increase (decrease) in net assets resulting from operations	$23,636,382
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Growth ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2025 (Unaudited) and the year ended April 30, 2025
	Six months ended October 31, 2025	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,387,489	$2,119,386
Net realized gain (loss)	2,997,020	2,196,766
Net change in unrealized appreciation (depreciation)	19,251,873	4,232,234
Net increase (decrease) in net assets resulting from operations	23,636,382	8,548,386
Distributions to shareholders:
Class A	—	(3,165,680)
Class C	—	(3,786)
Class I	—	(3,445)
Class R3	—	(68,566)
SIMPLE Class	—	(658,315)
Total distributions to shareholders	—	(3,899,792)
Capital share transactions:
Net proceeds from sales of shares	19,555,819	37,260,298
Net asset value of shares issued to shareholders in reinvestment of distributions	—	3,896,565
Cost of shares redeemed	(10,600,861)	(19,380,957)
Increase (decrease) in net assets derived from capital share transactions	8,954,958	21,775,906
Net increase (decrease) in net assets	32,591,340	26,424,500
Net Assets
Beginning of period	134,754,557	108,330,057
End of period	$167,345,897	$134,754,557
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class A	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.73	$13.11	$11.89	$11.92	$12.79	$10.00
Net investment income (loss) (a)	0.14	0.24	0.26	0.22	0.18	0.09
Net realized and unrealized gain (loss)	2.22	0.82	1.20	(0.07)	(0.89)	2.76
Total from investment operations	2.36	1.06	1.46	0.15	(0.71)	2.85
Less distributions:
From net investment income	—	(0.25)	(0.24)	(0.18)	(0.15)	(0.05)
From net realized gain on investments	—	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.44)	(0.24)	(0.18)	(0.16)	(0.06)
Net asset value at end of period	$16.09	$13.73	$13.11	$11.89	$11.92	$12.79
Total investment return (b)	17.19%	8.00%	12.29%	1.32%	(5.69)%	28.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%††	1.73%	2.07%	1.88%	1.41%	0.90%††
Net expenses (c)	0.64%††	0.67%	0.74%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.64%††	0.67%	0.74%	0.82%	0.85%	1.41%††
Portfolio turnover rate	40%	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$131,455	$107,144	$89,538	$68,880	$52,475	$29,705

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class C	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.71	$13.05	$11.83	$11.86	$12.73	$10.00
Net investment income (loss) (a)	0.08	0.14	0.17	0.13	0.09	0.03
Net realized and unrealized gain (loss)	2.21	0.81	1.19	(0.07)	(0.90)	2.74
Total from investment operations	2.29	0.95	1.36	0.06	(0.81)	2.77
Less distributions:
From net investment income	—	(0.10)	(0.14)	(0.09)	(0.05)	(0.03)
From net realized gain on investments	—	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.29)	(0.14)	(0.09)	(0.06)	(0.04)
Net asset value at end of period	$16.00	$13.71	$13.05	$11.83	$11.86	$12.73
Total investment return (b)	16.70%	7.22%	11.50%	0.54%	(6.40)%	27.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.10%††	0.98%	1.37%	1.15%	0.67%	0.28%††
Net expenses (c)	1.40%††	1.43%	1.51%	1.55%	1.55%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.40%††	1.43%	1.51%	1.60%	1.64%	2.12%††
Portfolio turnover rate	40%	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$139	$115	$183	$314	$310	$288

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class I	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.70	$13.07	$11.86	$11.89	$12.75	$10.00
Net investment income (loss) (a)	0.16	0.29	0.30	0.22	0.22	0.12
Net realized and unrealized gain (loss)	2.21	0.81	1.18	(0.05)	(0.89)	2.75
Total from investment operations	2.37	1.10	1.48	0.17	(0.67)	2.87
Less distributions:
From net investment income	—	(0.28)	(0.27)	(0.20)	(0.18)	(0.11)
From net realized gain on investments	—	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.47)	(0.27)	(0.20)	(0.19)	(0.12)
Net asset value at end of period	$16.07	$13.70	$13.07	$11.86	$11.89	$12.75
Total investment return (b)	17.30%	8.25%	12.60%	1.58%	(5.41)%	28.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.12%††	2.03%	2.43%	1.95%	1.70%	1.23%††
Net expenses (c)	0.39%††	0.42%	0.49%	0.55%	0.55%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.39%††	0.42%	0.49%	0.57%	0.60%	1.16%††
Portfolio turnover rate	40%	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$84	$72	$114	$107	$40	$40

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class R3	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.69	$13.09	$11.87	$11.90	$12.77	$10.00
Net investment income (loss) (a)	0.11	0.19	0.20	0.18	0.11	0.05
Net realized and unrealized gain (loss)	2.21	0.82	1.21	(0.08)	(0.87)	2.76
Total from investment operations	2.32	1.01	1.41	0.10	(0.76)	2.81
Less distributions:
From net investment income	—	(0.22)	(0.19)	(0.13)	(0.10)	(0.03)
From net realized gain on investments	—	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.41)	(0.19)	(0.13)	(0.11)	(0.04)
Net asset value at end of period	$16.01	$13.69	$13.09	$11.87	$11.90	$12.77
Total investment return (b)	16.95%	7.65%	11.92%	0.96%	(6.01)%	28.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.49%††	1.33%	1.61%	1.54%	0.83%	0.48%††
Net expenses (c)	0.99%††	1.02%	1.09%	1.15%	1.15%	1.15%††
Expenses (before waiver/reimbursement) (c)	0.99%††	1.02%	1.09%	1.17%	1.20%	1.76%††
Portfolio turnover rate	40%	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$3,684	$2,667	$1,442	$685	$486	$158

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				August 31, 2020^ through April 30,
SIMPLE Class	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.72	$13.10	$11.88	$11.91	$12.78	$10.86
Net investment income (loss) (a)	0.12	0.21	0.22	0.18	0.14	0.07
Net realized and unrealized gain (loss)	2.21	0.82	1.20	(0.06)	(0.89)	1.90
Total from investment operations	2.33	1.03	1.42	0.12	(0.75)	1.97
Less distributions:
From net investment income	—	(0.22)	(0.20)	(0.15)	(0.11)	(0.04)
From net realized gain on investments	—	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.41)	(0.20)	(0.15)	(0.12)	(0.05)
Net asset value at end of period	$16.05	$13.72	$13.10	$11.88	$11.91	$12.78
Total investment return (b)	17.07%	7.72%	12.01%	1.06%	(5.92)%	18.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.59%††	1.46%	1.76%	1.57%	1.11%	0.71%††
Net expenses (c)	0.90%††	0.93%	1.01%	1.05%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	0.90%††	0.93%	1.01%	1.10%	1.14%	1.62%††
Portfolio turnover rate	40%	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$31,984	$24,757	$17,054	$9,447	$3,838	$962

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Growth ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Portfolio of Investments October 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 99.7%
Equity Funds 99.7%
iShares Core MSCI EAFE ETF	285,631	$ 25,161,235
iShares Core MSCI Emerging Markets ETF (a)	97,808	6,677,352
iShares Core S&P 500 ETF	1,830	1,253,971
iShares Core S&P Mid-Cap ETF	79,502	5,162,065
iShares Core S&P Small-Cap ETF (a)	30,870	3,636,486
iShares MSCI Emerging Markets ex China ETF	18,891	1,364,875
Schwab U.S. Mid-Cap ETF	61,610	1,821,192
Schwab U.S. Small-Cap ETF (a)	572,237	16,062,692
Vanguard Mega Cap ETF	234,105	58,893,795
Vanguard Mid-Cap ETF	43,709	12,715,385
Total Investment Companies (Cost $99,081,386)		132,749,048
Short-Term Investments 1.2%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.895% (b)	483,945	483,945
Unaffiliated Investment Company 0.8%
Invesco Government & Agency Portfolio, 4.083% (b)(c)	1,099,968	1,099,968
Total Short-Term Investments (Cost $1,583,913)		1,583,913
Total Investments (Cost $100,665,299)	100.9%	134,332,961
Other Assets, Less Liabilities	(0.9)	(1,246,590)
Net Assets	100.0%	$ 133,086,371

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $14,930,520; the total market value of collateral held by the Fund was $16,879,271. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $15,779,303. The Fund received cash collateral with a value of $1,099,968. (See Note 2(G))
(b)	Current yield as of October 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 567	$ 7,107	$ (7,190)	$ —	$ —	$ 484	$ 10	$ —	484

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^(Unaudited) (continued)
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 132,749,048	$ —	$ —	$ 132,749,048
Short-Term Investments
Affiliated Investment Company	483,945	—	—	483,945
Unaffiliated Investment Company	1,099,968	—	—	1,099,968
Total Short-Term Investments	1,583,913	—	—	1,583,913
Total Investments in Securities	$ 134,332,961	$ —	$ —	$ 134,332,961

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI Equity ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $100,181,354) including securities on loan of $14,930,520	$133,849,016
Investment in affiliated investment companies, at value (identified cost $483,945)	483,945
Receivables:
Fund shares sold	151,750
Securities lending	5,468
Dividends	1,570
Other assets	60,169
Total assets	134,551,918
Liabilities
Cash collateral received for securities on loan	1,099,968
Payables:
Investment securities purchased	149,783
Fund shares redeemed	110,685
NYLIFE Distributors (See Note 3)	33,733
Manager (See Note 3)	22,238
Transfer agent (See Note 3)	18,481
Professional fees	16,434
Custodian	4,646
Shareholder communication	2,144
Accrued expenses	7,435
Total liabilities	1,465,547
Net assets	$133,086,371
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$7,394
Additional paid-in-capital	98,975,748
98,983,142
Total distributable earnings (loss)	34,103,229
Net assets	$133,086,371
Class A
Net assets applicable to outstanding shares	$105,714,471
Shares of beneficial interest outstanding	5,867,492
Net asset value per share outstanding	$18.02
Maximum sales charge (3.00% of offering price)	0.56
Maximum offering price per share outstanding	$18.58
Class C
Net assets applicable to outstanding shares	$183,161
Shares of beneficial interest outstanding	10,261
Net asset value and offering price per share outstanding	$17.85
Class I
Net assets applicable to outstanding shares	$136,818
Shares of beneficial interest outstanding	7,625
Net asset value and offering price per share outstanding	$17.94
Class R3
Net assets applicable to outstanding shares	$2,627,292
Shares of beneficial interest outstanding	146,645
Net asset value and offering price per share outstanding	$17.92
SIMPLE Class
Net assets applicable to outstanding shares	$24,424,629
Shares of beneficial interest outstanding	1,361,932
Net asset value and offering price per share outstanding	$17.93

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$1,099,228
Securities lending, net	11,022
Dividends-affiliated	10,043
Total income	1,120,293
Expenses
Manager (See Note 3)	121,284
Distribution/Service—Class A (See Note 3)	120,768
Distribution/Service—Class C (See Note 3)	943
Distribution/Service—Class R3 (See Note 3)	5,672
Distribution/Service—SIMPLE Class (See Note 3)	55,217
Transfer agent (See Note 3)	52,857
Registration	36,465
Professional fees	20,065
Custodian	12,314
Shareholder communication	4,996
Trustees	1,350
Shareholder service (See Note 3)	1,134
Miscellaneous	6,156
Total expenses	439,221
Net investment income (loss)	681,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	1,828,635
Net change in unrealized appreciation (depreciation) on unaffiliated investments	19,303,597
Net realized and unrealized gain (loss)	21,132,232
Net increase (decrease) in net assets resulting from operations	$21,813,304
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI Equity ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2025 (Unaudited) and the year ended April 30, 2025
	Six months ended October 31, 2025	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$681,072	$1,033,946
Net realized gain (loss)	1,828,635	1,854,747
Net change in unrealized appreciation (depreciation)	19,303,597	3,530,392
Net increase (decrease) in net assets resulting from operations	21,813,304	6,419,085
Distributions to shareholders:
Class A	—	(1,828,968)
Class C	—	(2,722)
Class I	—	(2,357)
Class R3	—	(47,192)
SIMPLE Class	—	(356,346)
Total distributions to shareholders	—	(2,237,585)
Capital share transactions:
Net proceeds from sales of shares	15,965,733	32,758,125
Net asset value of shares issued to shareholders in reinvestment of distributions	—	2,222,705
Cost of shares redeemed	(9,077,447)	(19,808,315)
Increase (decrease) in net assets derived from capital share transactions	6,888,286	15,172,515
Net increase (decrease) in net assets	28,701,590	19,354,015
Net Assets
Beginning of period	104,384,781	85,030,766
End of period	$133,086,371	$104,384,781
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class A	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.95	$14.21	$12.48	$12.54	$13.64	$10.00
Net investment income (loss) (a)	0.10	0.17	0.18	0.13	0.15	0.07
Net realized and unrealized gain (loss)	2.97	0.93	1.71	(0.07)	(1.10)	3.62
Total from investment operations	3.07	1.10	1.89	0.06	(0.95)	3.69
Less distributions:
From net investment income	—	(0.18)	(0.16)	(0.12)	(0.14)	(0.04)
From net realized gain on investments	—	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.36)	(0.16)	(0.12)	(0.15)	(0.05)
Net asset value at end of period	$18.02	$14.95	$14.21	$12.48	$12.54	$13.64
Total investment return (b)	20.54%	7.61%	15.16%	0.54%	(7.21)%	37.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.18%††	1.09%	1.31%	1.10%	1.08%	0.63%††
Net expenses (c)	0.67%††	0.70%	0.79%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.67%††	0.70%	0.79%	0.92%	0.92%	1.90%††
Portfolio turnover rate	37%	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$105,714	$83,594	$70,120	$48,992	$38,162	$20,221

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class C	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.87	$14.13	$12.41	$12.46	$13.57	$10.00
Net investment income (loss) (a)	0.04	0.06	0.08	0.05	0.05	(0.02)
Net realized and unrealized gain (loss)	2.94	0.91	1.69	(0.07)	(1.11)	3.63
Total from investment operations	2.98	0.97	1.77	(0.02)	(1.06)	3.61
Less distributions:
From net investment income	—	(0.05)	(0.05)	(0.03)	(0.04)	(0.03)
From net realized gain on investments	—	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.23)	(0.05)	(0.03)	(0.05)	(0.04)
Net asset value at end of period	$17.85	$14.87	$14.13	$12.41	$12.46	$13.57
Total investment return (b)	20.04%	6.77%	14.30%	(0.16)%	(7.92)%	36.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.44%††	0.38%	0.60%	0.39%	0.38%	(0.20)%††
Net expenses (c)	1.43%††	1.46%	1.55%	1.55%	1.55%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.43%††	1.46%	1.56%	1.72%	1.75%	2.61%††
Portfolio turnover rate	37%	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$183	$178	$215	$172	$177	$175

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class I	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.87	$14.12	$12.40	$12.47	$13.56	$10.00
Net investment income (loss) (a)	0.12	0.19	0.21	0.17	0.07	0.08
Net realized and unrealized gain (loss)	2.95	0.94	1.70	(0.09)	(0.98)	3.62
Total from investment operations	3.07	1.13	1.91	0.08	(0.91)	3.70
Less distributions:
From net investment income	—	(0.20)	(0.19)	(0.15)	(0.17)	(0.13)
From net realized gain on investments	—	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.38)	(0.19)	(0.15)	(0.18)	(0.14)
Net asset value at end of period	$17.94	$14.87	$14.12	$12.40	$12.47	$13.56
Total investment return (b)	20.65%	7.91%	15.46%	0.73%	(6.96)%	37.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.42%††	1.24%	1.56%	1.42%	0.49%	0.80%††
Net expenses (c)	0.42%††	0.46%	0.54%	0.55%	0.48%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.42%††	0.46%	0.54%	0.67%	0.60%	1.65%††
Portfolio turnover rate	37%	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$137	$102	$156	$113	$152	$2,684

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				June 30, 2020^ through April 30,
Class R3	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.90	$14.17	$12.45	$12.51	$13.61	$10.00
Net investment income (loss) (a)	0.07	0.11	0.11	0.09	0.10	0.04
Net realized and unrealized gain (loss)	2.95	0.94	1.72	(0.07)	(1.10)	3.62
Total from investment operations	3.02	1.05	1.83	0.02	(1.00)	3.66
Less distributions:
From net investment income	—	(0.14)	(0.11)	(0.08)	(0.09)	(0.04)
From net realized gain on investments	—	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.32)	(0.11)	(0.08)	(0.10)	(0.05)
Net asset value at end of period	$17.92	$14.90	$14.17	$12.45	$12.51	$13.61
Total investment return (b)	20.27%	7.30%	14.72%	0.18%	(7.47)%	36.62%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.79%††	0.74%	0.79%	0.78%	0.74%	0.39%††
Net expenses (c)	1.02%††	1.05%	1.14%	1.15%	1.15%	1.15%††
Expenses (before waiver/reimbursement) (c)	1.02%††	1.05%	1.14%	1.27%	1.27%	2.25%††
Portfolio turnover rate	37%	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$2,627	$1,886	$1,874	$334	$472	$445

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				August 31, 2020^ through April 30,
SIMPLE Class	2025*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.90	$14.17	$12.45	$12.51	$13.61	$11.08
Net investment income (loss) (a)	0.08	0.13	0.14	0.09	0.11	0.06
Net realized and unrealized gain (loss)	2.95	0.93	1.70	(0.06)	(1.10)	2.52
Total from investment operations	3.03	1.06	1.84	0.03	(0.99)	2.58
Less distributions:
From net investment income	—	(0.15)	(0.12)	(0.09)	(0.10)	(0.04)
From net realized gain on investments	—	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.33)	(0.12)	(0.09)	(0.11)	(0.05)
Net asset value at end of period	$17.93	$14.90	$14.17	$12.45	$12.51	$13.61
Total investment return (b)	20.34%	7.36%	14.82%	0.28%	(7.38)%	23.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.91%††	0.83%	1.03%	0.77%	0.78%	0.51%††
Net expenses (c)	0.93%††	0.96%	1.05%	1.05%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	0.93%††	0.96%	1.06%	1.22%	1.25%	2.11%††
Portfolio turnover rate	37%	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$24,425	$18,624	$12,666	$7,178	$2,911	$811

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI Equity ETF Allocation Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (collectively referred to as the "ETF Allocation Funds" and each individually referred to as an "ETF Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each ETF Allocation Fund's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations
NYLI Conservative ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Moderate ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Growth ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Equity ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R3 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. SIMPLE Class shares convert to Class A shares at the end of the calendar quarter ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an ETF Allocation Fund may be converted to one or more other share classes of the ETF Allocation Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Class R3 and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R3 shares.
The investment objective for each of the ETF Allocation Funds is as follows:
The NYLI Conservative ETF Allocation Fund seeks current income and, secondarily, long-term growth of capital.
The NYLI Moderate ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Growth ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Equity ETF Allocation Fund seeks long-term growth of capital.
The ETF Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”).
In this reporting period, the ETF Allocation Funds adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the ETF Allocation Funds' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the ETF Allocation Funds' chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the ETF Allocation Funds have a single operating segment based on the fact that the Committee monitors the operating results of the ETF Allocation Funds as a whole and the ETF Allocation Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the ETF Allocation Funds' portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the ETF Allocation Funds' Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The ETF Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The ETF Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.

Notes to Financial Statements (Unaudited) (continued)
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the ETF Allocation Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each ETF Allocation Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The ETF Allocation Funds' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of ETF Allocation Fund investments. The Valuation Designee may value the ETF Allocation Funds' portfolio securities for which market quotations are not readily available and other ETF Allocation Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each ETF Allocation Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the ETF Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each ETF Allocation Fund. Unobservable inputs reflect each ETF Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each ETF Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each ETF Allocation Fund’s assets and liabilities as of October 31, 2025, is included at the end of each ETF Allocation Fund’s Portfolio of Investments.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter

44	NYLI ETF Asset Allocation Funds

assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  Each ETF Allocation Fund is treated as a separate entity for federal income tax purposes. The ETF Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each ETF Allocation Fund within the allowable time limits. Therefore, no federal, state and local income tax provisions are required.
Management evaluates each ETF Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the ETF Allocation Funds' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the ETF Allocation Funds' financial statements. The ETF Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.   Dividends and distributions are recorded on the ex-dividend date. The NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund each intends to declare and pay dividends from net investment income, if any, at least annually. The NYLI Conservative ETF Allocation Fund intends to declare and pay dividends from net investment income, if any, at least quarterly. Each NYLI ETF Allocation Fund declare and distribute capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective ETF Allocation Fund at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The ETF Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the ETF Allocation Funds from the Underlying ETFs and other underlying funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the ETF Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the ETF Allocation Funds, including those of related parties to the ETF Allocation Funds, are shown in the Statement of Operations.
In addition, the ETF Allocation Funds bear a pro rata share of the fees and expenses of the Underlying ETFs and other underlying funds in which they invest. Because the Underlying ETFs and other underlying funds have varied expense and fee levels and the ETF Allocation Funds may own different proportions of the Underlying ETFs and other underlying funds at different times, the amount of fees and expenses incurred indirectly by each ETF Allocation Fund may vary. Shares of the Underlying ETFs and other underlying funds are subject to management fees and other fees that may cause the costs of investing in Underlying ETFs and other underlying funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of the Underlying ETFs and other underlying funds are not included in the amounts shown in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the ETF Allocation Funds may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the ETF Allocation Funds engage in securities lending, the ETF Allocation Funds will lend through their custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the ETF Allocation Funds. Under the current arrangement, JPMorgan will manage the ETF Allocation Funds' collateral in accordance with the securities lending agreement between the ETF Allocation Funds and JPMorgan, and indemnify the ETF

Notes to Financial Statements (Unaudited) (continued)
Allocation Funds in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the ETF Allocation Funds. The ETF Allocation Funds bear the risk of delay in recovery of the securities loaned. The ETF Allocation Funds may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The ETF Allocation Funds bear the risk of any loss on investment of cash collateral. The ETF Allocation Funds will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The ETF Allocation Funds will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the ETF Allocation Funds. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the ETF Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The ETF
Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the ETF Allocation Funds.
Note 3–Fees and Related Party Transactions
(A) Manager.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the ETF Allocation Funds' Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the ETF Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the ETF Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the ETF Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the ETF Allocation Funds and certain operational expenses of the ETF Allocation Funds. The ETF Allocation Funds reimburse New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the ETF Allocation Funds.
Pursuant to the Management Agreement, each ETF Allocation Fund pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of 0.20% of each ETF Allocation Fund's average daily net assets.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class:
Fund	Class A	Class C	Class I	Class R3	SIMPLE Class
NYLI Conservative ETF Allocation Fund	0.80%	1.55%	0.55%	1.15%	1.05%
NYLI Moderate ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
NYLI Growth ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
NYLI Equity ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05

This agreement will remain in effect until August 31, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended October 31, 2025, New York Life Investments earned fees from the ETF Allocation Funds and waived fees and/or reimbursed expenses as follows:
Fund	Earned	Waived/Reimbursed
NYLI Conservative ETF Allocation Fund	$53,099	$(505)
NYLI Moderate ETF Allocation Fund	175,206	—
NYLI Growth ETF Allocation Fund	153,915	—
NYLI Equity ETF Allocation Fund	121,284	—
JPMorgan provides sub-administration and sub-accounting services to the ETF Allocation Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the ETF

46	NYLI ETF Asset Allocation Funds

Allocation Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the ETF Allocation Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the ETF Allocation Funds' administrative operations. For providing these services to the ETF Allocation Funds, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the ETF Allocation Funds. The ETF Allocation Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the ETF Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.  The Trust, on behalf of the ETF Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The ETF Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the ETF Allocation Funds' shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.
During the six-month period ended October 31, 2025, shareholder service fees incurred by the Fund were as follows:
NYLI Conservative ETF Allocation Fund
Class R3	$573

NYLI Moderate ETF Allocation Fund
Class R3	$2,516

NYLI Growth ETF Allocation Fund
Class R3	$1,579

NYLI Equity ETF Allocation Fund
Class R3	$1,134
(C) Sales Charges.  The ETF Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the six-month period ended October 31, 2025, was as follows:
NYLI Conservative ETF Allocation Fund
Class A	$ 5,115

NYLI Moderate ETF Allocation Fund
Class A	$ 21,916

NYLI Growth ETF Allocation Fund
Class A	$ 22,500

NYLI Equity ETF Allocation Fund
Class A	$ 19,665
The ETF Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended October 31, 2025, as follows:
NYLI Conservative ETF Allocation Fund
Class A	$ 22

NYLI Moderate ETF Allocation Fund
Class A	$ 814
Class C	180

NYLI Growth ETF Allocation Fund
Class A	$ 1,637

NYLI Equity ETF Allocation Fund
Class A	$ 175
Class C	27

Notes to Financial Statements (Unaudited) (continued)
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the ETF Allocation Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2025, transfer agent expenses incurred by the ETF Allocation Funds and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
NYLI Conservative ETF Allocation Fund	Expense	Waived
Class A	$ 15,998	$—
Class C	165	—
Class I	15	—
Class R3	400	—
SIMPLE Class	2,878	—

NYLI Moderate ETF Allocation Fund	Expense	Waived
Class A	$ 50,340	$—
Class C	134	—
Class I	15	—
Class R3	1,731	—
SIMPLE Class	12,721	—

NYLI Growth ETF Allocation Fund	Expense	Waived
Class A	$ 50,331	$—
Class C	58	—
Class I	33	—
Class R3	1,292	—
SIMPLE Class	12,940	—

NYLI Equity ETF Allocation Fund	Expense	Waived
Class A	$ 41,782	$—
Class C	86	—
Class I	54	—
Class R3	975	—
SIMPLE Class	9,960	—
(E) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the ETF Allocation Funds with the values and percentages of net assets as follows:
NYLI Conservative ETF Allocation Fund
Class C	$31,991	8.5%
Class I	42,509	99.8
Class R3	32,643	2.5

NYLI Moderate ETF Allocation Fund
Class I	$39,978	85.5%
Class R3	37,638	0.6

NYLI Growth ETF Allocation Fund
Class C	$41,921	30.1%
Class I	42,516	50.5
Class R3	42,838	1.2

NYLI Equity ETF Allocation Fund
Class C	$45,833	25.0%
Class I	26,068	19.1
Class R3	46,869	1.8
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of each ETF Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI Conservative ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$58,856,565	$4,552,768	$(146,627)	$4,406,141

NYLI Moderate ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$163,098,446	$28,936,764	$(155,754)	$28,781,010

48	NYLI ETF Asset Allocation Funds

NYLI Growth ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$148,984,492	$32,508,211	$(27,446)	$32,480,765

NYLI Equity ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$103,221,405	$31,111,556	$—	$31,111,556
As of April 30, 2025, for federal income tax purposes, capital loss carryforwards of $593,487, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of NYLI Conservative ETF Allocation Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$593
As of April 30, 2025, for federal income tax purposes, capital loss carryforwards of $952,771, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of NYLI Moderate ETF Allocation Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$953
During the year ended April 30, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025
Fund	Ordinary Income	Total
NYLI Conservative ETF Allocation Fund	$1,226,542	$1,226,542
NYLI Moderate ETF Allocation Fund	3,356,065	3,356,065
NYLI Growth ETF Allocation Fund	3,899,792	3,899,792
NYLI Equity ETF Allocation Fund	2,237,585	2,237,585

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the ETF Allocation Funds. Custodial fees are charged to each ETF Allocation Fund based on each ETF Allocation Fund's net assets and the market value of securities held by each ETF Allocation Fund and the number of certain transactions incurred by each ETF Allocation Fund.
Note 6–Line of Credit
The ETF Allocation Funds and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the ETF Allocation Funds and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the ETF Allocation Funds, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2025, there were no borrowings made or outstanding with respect to the ETF Allocation Funds under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the ETF Allocation Funds, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the ETF Allocation Funds and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2025, there were no interfund loans made or outstanding with respect to the ETF Allocation Funds.

Notes to Financial Statements (Unaudited) (continued)
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2025, purchases and sales of securities were as follows:
Fund	Purchases	Sales
NYLI Conservative ETF Allocation Fund	$23,752	$20,243
NYLI Moderate ETF Allocation Fund	72,246	64,856
NYLI Growth ETF Allocation Fund	69,262	57,976
NYLI Equity ETF Allocation Fund	51,542	43,796
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2025 and the year ended April 30, 2025, were as follows:
NYLI Conservative ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	423,066	$4,813,729
Shares issued to shareholders in reinvestment of distributions	54,817	621,699
Shares redeemed	(281,760)	(3,181,315)
Net increase (decrease) in shares outstanding before conversion	196,123	2,254,113
Shares converted into Class A (See Note 1)	974	11,094
Net increase (decrease)	197,097	$2,265,207
Year ended April 30, 2025:
Shares sold	812,147	$8,827,209
Shares issued to shareholders in reinvestment of distributions	99,607	1,077,103
Shares redeemed	(844,367)	(9,151,273)
Net increase (decrease) in shares outstanding before conversion	67,387	753,039
Shares converted into Class A (See Note 1)	11,380	127,376
Net increase (decrease)	78,767	$880,415

Class C	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	1,001	$11,200
Shares issued to shareholders in reinvestment of distributions	325	3,675
Net increase (decrease) in shares outstanding before conversion	1,326	14,875
Shares converted from Class C (See Note 1)	(976)	(11,094)
Net increase (decrease)	350	$3,781
Year ended April 30, 2025:
Shares sold	1,838	$19,850
Shares issued to shareholders in reinvestment of distributions	569	6,140
Shares redeemed	(3)	(34)
Net increase (decrease) in shares outstanding before conversion	2,404	25,956
Shares converted from Class C (See Note 1)	(902)	(9,801)
Net increase (decrease)	1,502	$16,155

Class I	Shares	Amount
Six-month period ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	55	$617
Net increase (decrease)	55	$617
Year ended April 30, 2025:
Shares issued to shareholders in reinvestment of distributions	101	$1,085
Net increase (decrease)	101	$1,085

Class R3	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	15,997	$184,103
Shares issued to shareholders in reinvestment of distributions	1,138	12,899
Shares redeemed	(3,668)	(40,682)
Net increase (decrease)	13,467	$156,320
Year ended April 30, 2025:
Shares sold	44,526	$483,801
Shares issued to shareholders in reinvestment of distributions	1,787	19,299
Shares redeemed	(6,669)	(71,796)
Net increase (decrease)	39,644	$431,304

50	NYLI ETF Asset Allocation Funds

SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	97,959	$1,102,721
Shares issued to shareholders in reinvestment of distributions	7,191	81,422
Shares redeemed	(28,685)	(324,797)
Net increase (decrease)	76,465	$859,346
Year ended April 30, 2025:
Shares sold	214,109	$2,319,097
Shares issued to shareholders in reinvestment of distributions	10,572	114,116
Shares redeemed	(71,565)	(772,066)
Net increase (decrease) in shares outstanding before conversion	153,116	1,661,147
Shares converted from SIMPLE Class (See Note 1)	(10,816)	(117,575)
Net increase (decrease)	142,300	$1,543,572
NYLI Moderate ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	988,352	$13,191,345
Shares redeemed	(922,202)	(12,369,744)
Net increase (decrease) in shares outstanding before conversion	66,150	821,601
Shares converted into Class A (See Note 1)	13,681	189,927
Net increase (decrease)	79,831	$1,011,528
Year ended April 30, 2025:
Shares sold	2,314,256	$29,034,572
Shares issued to shareholders in reinvestment of distributions	228,626	2,862,099
Shares redeemed	(1,795,168)	(22,426,481)
Net increase (decrease) in shares outstanding before conversion	747,714	9,470,190
Shares converted into Class A (See Note 1)	6,522	82,306
Net increase (decrease)	754,236	$9,552,496

Class C	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	489	$6,450
Shares redeemed	(17,014)	(222,841)
Net increase (decrease) in shares outstanding before conversion	(16,525)	(216,391)
Shares converted from Class C (See Note 1)	(3,285)	(42,726)
Net increase (decrease)	(19,810)	$(259,117)
Year ended April 30, 2025:
Shares sold	7,679	$96,643
Shares issued to shareholders in reinvestment of distributions	434	5,432
Shares redeemed	(2,488)	(31,467)
Net increase (decrease) in shares outstanding before conversion	5,625	70,608
Shares converted from Class C (See Note 1)	(3,517)	(43,113)
Net increase (decrease)	2,108	$27,495

Class I	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	258	$3,400
Net increase (decrease)	258	$3,400
Year ended April 30, 2025:
Shares sold	933	$11,621
Shares issued to shareholders in reinvestment of distributions	83	1,043
Shares redeemed	(5,462)	(71,604)
Net increase (decrease)	(4,446)	$(58,940)

Class R3	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	90,063	$1,225,378
Shares redeemed	(4,646)	(61,339)
Net increase (decrease)	85,417	$1,164,039
Year ended April 30, 2025:
Shares sold	101,340	$1,272,834
Shares issued to shareholders in reinvestment of distributions	5,930	74,126
Shares redeemed	(15,707)	(198,294)
Net increase (decrease) in shares outstanding before conversion	91,563	1,148,666
Shares converted from Class R3 (See Note 1)	(460)	(5,889)
Net increase (decrease)	91,103	$1,142,777

Notes to Financial Statements (Unaudited) (continued)
SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	338,064	$4,489,269
Shares redeemed	(121,811)	(1,629,945)
Net increase (decrease) in shares outstanding before conversion	216,253	2,859,324
Shares converted from SIMPLE Class (See Note 1)	(10,689)	(147,201)
Net increase (decrease)	205,564	$2,712,123
Year ended April 30, 2025:
Shares sold	663,422	$8,326,303
Shares issued to shareholders in reinvestment of distributions	32,270	403,047
Shares redeemed	(196,635)	(2,462,797)
Net increase (decrease) in shares outstanding before conversion	499,057	6,266,553
Shares converted from SIMPLE Class (See Note 1)	(2,652)	(33,304)
Net increase (decrease)	496,405	$6,233,249
NYLI Growth ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	939,585	$14,211,538
Shares redeemed	(573,981)	(8,673,220)
Net increase (decrease) in shares outstanding before conversion	365,604	5,538,318
Shares converted into Class A (See Note 1)	2,389	38,082
Net increase (decrease)	367,993	$5,576,400
Year ended April 30, 2025:
Shares sold	1,884,621	$26,487,655
Shares issued to shareholders in reinvestment of distributions	225,256	3,164,841
Shares redeemed	(1,142,881)	(16,122,758)
Net increase (decrease) in shares outstanding before conversion	966,996	13,529,738
Shares converted into Class A (See Note 1)	6,423	90,864
Net increase (decrease)	973,419	$13,620,602

Class C	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	510	$7,796
Net increase (decrease) in shares outstanding before conversion	510	7,796
Shares converted from Class C (See Note 1)	(238)	(3,580)
Net increase (decrease)	272	$4,216
Year ended April 30, 2025:
Shares sold	5,719	$78,313
Shares issued to shareholders in reinvestment of distributions	269	3,786
Shares redeemed	(9,570)	(135,577)
Net increase (decrease) in shares outstanding before conversion	(3,582)	(53,478)
Shares converted from Class C (See Note 1)	(1,994)	(27,508)
Net increase (decrease)	(5,576)	$(80,986)

Class I	Shares	Amount
Year ended April 30, 2025:
Shares sold	1,021	$14,413
Shares issued to shareholders in reinvestment of distributions	246	3,445
Shares redeemed	(4,709)	(67,960)
Net increase (decrease)	(3,442)	$(50,102)

Class R3	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	39,812	$613,891
Shares redeemed	(4,553)	(70,356)
Net increase (decrease)	35,259	$543,535
Year ended April 30, 2025:
Shares sold	94,263	$1,321,498
Shares issued to shareholders in reinvestment of distributions	4,728	66,289
Shares redeemed	(14,276)	(203,443)
Net increase (decrease)	84,715	$1,184,344

52	NYLI ETF Asset Allocation Funds

SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	313,144	$4,722,594
Shares redeemed	(122,900)	(1,857,285)
Net increase (decrease) in shares outstanding before conversion	190,244	2,865,309
Shares converted from SIMPLE Class (See Note 1)	(2,200)	(34,502)
Net increase (decrease)	188,044	$2,830,807
Year ended April 30, 2025:
Shares sold	662,559	$9,358,419
Shares issued to shareholders in reinvestment of distributions	46,881	658,204
Shares redeemed	(201,377)	(2,851,219)
Net increase (decrease) in shares outstanding before conversion	508,063	7,165,404
Shares converted from SIMPLE Class (See Note 1)	(4,580)	(63,356)
Net increase (decrease)	503,483	$7,102,048
NYLI Equity ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	688,691	$11,602,834
Shares redeemed	(413,446)	(6,941,116)
Net increase (decrease) in shares outstanding before conversion	275,245	4,661,718
Shares converted into Class A (See Note 1)	2,302	39,212
Net increase (decrease)	277,547	$4,700,930
Year ended April 30, 2025:
Shares sold	1,603,484	$24,603,423
Shares issued to shareholders in reinvestment of distributions	117,989	1,826,468
Shares redeemed	(1,071,738)	(16,617,334)
Net increase (decrease) in shares outstanding before conversion	649,735	9,812,557
Shares converted into Class A (See Note 1)	5,971	90,540
Net increase (decrease)	655,706	$9,903,097

Class C	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	905	$15,391
Shares redeemed	(1,715)	(29,027)
Net increase (decrease) in shares outstanding before conversion	(810)	(13,636)
Shares converted from Class C (See Note 1)	(900)	(15,247)
Net increase (decrease)	(1,710)	$(28,883)
Year ended April 30, 2025:
Shares sold	659	$10,088
Shares issued to shareholders in reinvestment of distributions	177	2,722
Shares redeemed	(335)	(5,034)
Net increase (decrease) in shares outstanding before conversion	501	7,776
Shares converted from Class C (See Note 1)	(3,760)	(55,694)
Net increase (decrease)	(3,259)	$(47,918)

Class I	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	737	$11,766
Net increase (decrease)	737	$11,766
Year ended April 30, 2025:
Shares sold	762	$11,892
Shares issued to shareholders in reinvestment of distributions	153	2,357
Shares redeemed	(5,085)	(81,946)
Net increase (decrease)	(4,170)	$(67,697)

Class R3	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	23,655	$398,509
Shares redeemed	(3,648)	(58,078)
Net increase (decrease)	20,007	$340,431
Year ended April 30, 2025:
Shares sold	50,595	$779,898
Shares issued to shareholders in reinvestment of distributions	2,255	34,812
Shares redeemed	(58,437)	(893,329)
Net increase (decrease)	(5,587)	$(78,619)

Notes to Financial Statements (Unaudited) (continued)
SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2025:
Shares sold	235,590	$3,937,233
Shares redeemed	(121,804)	(2,049,226)
Net increase (decrease) in shares outstanding before conversion	113,786	1,888,007
Shares converted from SIMPLE Class (See Note 1)	(1,456)	(23,965)
Net increase (decrease)	112,330	$1,864,042
Year ended April 30, 2025:
Shares sold	477,388	$7,352,824
Shares issued to shareholders in reinvestment of distributions	23,082	356,346
Shares redeemed	(142,155)	(2,210,672)
Net increase (decrease) in shares outstanding before conversion	358,315	5,498,498
Shares converted from SIMPLE Class (See Note 1)	(2,312)	(34,846)
Net increase (decrease)	356,003	$5,463,652
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the ETF Allocation Funds.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the ETF Allocation Funds as of and for the six-month period ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued have been evaluated by the
Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

54	NYLI ETF Asset Allocation Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	January 9, 2026

By:	/s/ Jack Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	January 9, 2026